DoubleLine Core Fixed Income Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.6%
5,933,483	AASET Ltd., Series 2019-2-A	3.38%	^	10/16/2039	5,596,787
14,998,708	Business Jet Securities LLC, Series 2020-1A-A	2.98%	^	11/15/2035	15,248,377
4,493,624	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	4,308,311
3,574,673	Castlelake Aircraft Securitization Trust, Series 2017-1-A	3.97%		07/15/2042	3,420,176
3,654,270	Castlelake Aircraft Securitization Trust, Series 2018-1-A	4.13%	^	06/15/2043	3,525,906
6,559,031	Castlelake Aircraft Securitization Trust, Series 2019-1A-A	3.97%	^	04/15/2039	6,282,712
7,156,300	CLI Funding LLC, Series 2019-1A-A	3.71%	^	05/18/2044	7,318,631
6,272,500	CLI Funding LLC, Series 2020-1A-A	2.08%	^	09/18/2045	6,358,058
906,128	CLUB Credit Trust, Series 2018-P3-A	3.82%	^	01/15/2026	910,746
7,872,542	College Ave Student Loans LLC, Series 2018-A-A1 (1 Month LIBOR USD + 1.20%)	1.35%	^	12/26/2047	7,898,175
1,481,250	DB Master Finance LLC, Series 2019-1A-A2I	3.79%	^	05/20/2049	1,526,595
3,609,706	GAIA Aviation Ltd., Series 2019-1-A	3.97%	^§	12/15/2044	3,370,144
4,869,470	Global SC Finance SRL, Series 2020-1A-A	2.17%	^	10/17/2040	4,930,183
2,909,477	GLS Auto Receivables Trust, Series 2018-2A-B	3.71%	^	03/15/2023	2,936,891
7,694,847	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	7,342,715
8,449,451	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	8,851,628
2,849,705	HERO Funding Trust, Series 2016-1A-A	4.05%	^	09/20/2041	2,985,169
13,665,673	Horizon Aircraft Finance Ltd., Series 2019-2-A	3.43%	^	11/15/2039	13,241,081
4,837,500	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	5,000,368
2,632,494	JOL Air Ltd., Series 2019-1-A	3.97%	^	04/15/2044	2,545,324
15,345,598	MACH 1 Cayman Ltd., Series 2019-1-A	3.47%	^	10/15/2039	14,576,891
1,710,267	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01%	^	06/22/2043	1,851,309
2,828,345	Mosaic Solar Loan Trust, Series 2019-2A-B	3.28%	^	09/20/2040	2,934,381
7,500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68%	^	02/18/2042	7,660,879
8,170,880	NP SPE LLC, Series 2016-1A-A1	4.16%	^	04/20/2046	8,610,620
5,000,000	NP SPE LLC, Series 2019-1A-A2	3.24%	^	09/20/2049	5,078,428
4,623,247	Pioneer Aircraft Finance Ltd., Series 2019-1-A	3.97%	^	06/15/2044	4,400,037
19,800,000	Primose Funding LLC, Series 2019-1A-A2	4.48%	^	07/30/2049	20,571,410
4,509,285	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23%	^	03/15/2040	4,378,038
6,000,000	SBA Tower Trust	3.17%	^	04/11/2022	6,053,550
2,475,000	SERVPRO Master Issuer LLC, Series 2019-1A-A2	3.88%	^	10/25/2049	2,653,236
5,051,549	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	4,773,143
400,619	SoFi Consumer Loan Program Trust, Series 2017-1-B	4.73%	#^	01/26/2026	405,572
1,235,999	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	1,245,592
1,714,472	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	1,742,405
5,000,000	SoFi Professional Loan Program, Series 2017-B-BFX	3.70%	#^	05/25/2040	5,222,831
2,000,000	SoFi Professional Loan Program, Series 2017-C-C	4.21%	#^	07/25/2040	2,050,431
153,504	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	156,383
3,000,000	Stack Infrastructure Issuer LLC, Series 2019-2A-A2	3.08%	^	10/25/2044	3,122,720
2,515,053	START Ireland, Series 2019-1-A	4.09%	^	03/15/2044	2,434,113
3,608,510	Start Ltd., Series 2018-1-A	4.09%	^	05/15/2043	3,524,699
584,126	Start Ltd., Series 2019-2-A	3.54%	^	11/15/2044	552,842
4,651,970	Sunnova Helios Issuer LLC, Series 2018-1A-A	4.87%	^	07/20/2048	5,001,946
5,412,485	Sunnova Sol LLC, Series 2020-1A-A	3.35%	^	02/01/2055	5,749,446
4,877,886	Sunrun Atlas Issuer LLC, Series 2019-2-A	3.61%	^	02/01/2055	5,230,901
14,700,000	Taco Bell Funding LLC, Series 2018-1A-A2I	4.32%	^	11/25/2048	14,983,375
6,816,250	TAL Advantage VII LLC, Series 2020-1A-A	2.05%	^	09/20/2045	6,897,179
216,667	Textainer Marine Containers Ltd., Series 2019-1A-A	3.96%	^	04/20/2044	219,904
2,989,386	Upstart Securitization Trust, Series 2020-2-A	2.31%	^	11/20/2030	3,006,011
2,981,199	USQ Rail LLC, Series 2018-1-A1	3.78%	^	04/27/2048	3,074,586
8,000,000	Vantage Data Centers Issuer LLC, Series 2020-2A-A2	1.99%	^	09/15/2045	8,085,751
5,000,000	VB-S1 Issuer LLC, Series 2018-1A-C	3.41%	^	02/15/2048	5,144,863
2,500,000	VB-S1 Issuer LLC, Series 2020-1A-C2	3.03%	^	06/15/2050	2,626,897
17,050,000	Vivint Colar Financing LLC, Series 2020-1A-A	2.21%	^	07/31/2051	17,606,989
12,632,745	Wave LLC, Series 2019-1-A	3.60%	^	09/15/2044	12,352,311

Total Asset Backed Obligations (Cost $305,678,159)					307,577,646

Bank Loans - 3.6%
1,268,593	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		11/19/2026	1,253,135
2,116,063	Access CIG LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	3.98%		02/27/2025	2,098,870
1,923,679	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		02/16/2027	1,892,823
2,710,438	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.94%		01/05/2026	2,690,110
1,557,256	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		04/22/2024	1,508,203
1,622,352	Aldevron LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		10/13/2026	1,630,464
2,490,906	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		08/01/2025	2,472,224
1,760,000	Aligned Energy LLC	3.41%	±&	09/02/2023	1,760,000
4,240,000	Aligned Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		09/02/2023	4,240,000
2,490,066	AlixPartners, LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		04/04/2024	2,468,092
505,000	Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		10/08/2027	505,677
1,754,769	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.39%		05/09/2025	1,729,000
2,692,800	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		07/10/2026	2,685,381
1,304,803	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/13/2024	1,281,428
450,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	453,053
2,146,438	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		07/31/2024	2,123,181
328,350	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		02/01/2027	328,350
335,000	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		01/29/2027	289,775
433,293	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.16%		12/15/2023	391,738
460,000	American Residential Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		10/15/2027	460,575
801,107	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	768,261
99,013	(3 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	94,954
2,707,530	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		09/19/2024	2,710,454
1,645,000	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		03/11/2025	1,628,756
724,525	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		01/15/2027	717,396
2,020,000	Arches Buyer Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		12/06/2027	2,026,565
653,175	Arctic Glacier U.S.A., Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		03/20/2024	586,022
2,514,945	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		07/12/2024	2,508,029
1,211,963	Asplundh Tree Expert, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		09/07/2027	1,217,647
2,533,173	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		02/12/2027	2,500,115
720,000	Astoria Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/10/2027	716,850
1,963,014	Asurion LLC, Senior Secured First Lien Term Loan	3.40%	±	12/23/2026	1,945,838
2,131,209	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		11/03/2023	2,112,998
1,479,634	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	6.65%		08/04/2025	1,494,061
1,284,773	Athenahealth, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		02/11/2026	1,286,379
280,000	Austin BidCo Inc., Senior Secured First Lien Term Loan	5.00%	±	12/09/2027	278,950
589,630	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	3.25%		11/21/2024	591,228
860,000	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		11/08/2027	862,692
1,047,606	Avaya Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.39%		12/15/2027	1,049,785
843,321	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.41%		12/16/2024	849,414
1,281,881	Azalea TopCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.71%		07/24/2026	1,269,332
405,000	B&G Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		10/10/2026	405,360
1,734,434	Bass Pro Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		09/25/2024	1,742,802
1,256,250	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		11/27/2025	1,246,602
960,389	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		06/02/2025	958,142
822,516	BellRing Brands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/21/2024	827,862
2,299,975	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		07/01/2026	2,292,512
2,493,332	Bioscrip, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		08/06/2026	2,492,821
1,869,360	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		06/16/2025	1,824,673
1,633,566	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.74%		09/30/2024	1,631,524
1,843,355	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		10/02/2025	1,839,456
1,744,290	Brand Energy & Infrastructure Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	1,704,720
1,644,796	Brazos Delaware LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		05/21/2025	1,440,956
1,463,601	Bright Bidco B.V., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/28/2024	849,042
1,165,649	Brookfield WEC Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		08/01/2025	1,164,402
1,826,200	Buckeye Partners LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		11/02/2026	1,826,775
830,000	Cablevision Lightpath LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		11/30/2027	829,614
2,571,858	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		12/23/2024	2,529,435
1,017,450	Caesars Resort, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		07/21/2025	1,020,787
217,250	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		08/12/2026	214,707
3,197,538	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.40%		04/06/2026	3,170,886
907,684	Cambium Learning Group Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	4.72%		12/18/2025	904,508
2,501,006	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.15%		10/30/2026	2,493,453
616,900	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.50%, 1.00% Floor)	8.50%		06/30/2025	638,010
2,569,632	Castle US Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	4.00%		01/29/2027	2,528,672
953,390	Catalent Pharma Solutions Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	3.25%		05/18/2026	955,774
1,752,252	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/07/2023	1,685,544
2,559,832	CenturyLink, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.40%		03/15/2027	2,536,794
2,445,780	Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		03/01/2024	2,438,601
75,643	(1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		03/01/2024	75,421
1,260,000	Charter NEX US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%		12/01/2027	1,268,033
2,512,508	CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		06/07/2023	2,502,697
2,283,498	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		03/31/2025	2,259,247
796,659	Cincinnati Bell, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		10/02/2024	797,778
1,291,000	Clear Channel Outdoor Holdings Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.71%		08/21/2026	1,246,157
1,003,631	ClubCorporationHoldings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	3.00%		09/18/2024	941,671
915,000	CNT Holdings I Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		11/08/2027	917,361
575,000	CommerceHub Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/29/2027	575,719
2,056,112	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/20/2024	2,006,251
664,975	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	668,835
1,022,438	Conservice Midco LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	4.50%		05/13/2027	1,024,994
389,025	Consolidated Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		10/04/2027	391,523
1,611,148	Cornerstone OnDemand, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.39%		04/22/2027	1,620,927
1,530,000	CP Atlas Buyer, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/23/2027	1,535,164
510,000	CP Atlas Buyer, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/23/2027	511,721
1,167,011	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.41%		07/17/2025	1,152,424
520,725	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.41%		01/15/2026	514,216
1,425,627	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.66%		04/15/2027	1,416,717
1,351,971	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 1.00% Floor)	7.25%		01/04/2022	1,336,964
2,544,399	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		11/29/2024	2,455,345
483,646	Cyanco Intermediate Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		03/17/2025	481,731
1,325,593	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		05/01/2024	1,244,904
1,245,588	DCert Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		10/16/2026	1,246,366
193,050	Dealer Tire LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		12/12/2025	192,245
2,010,311	Deerfield Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		04/09/2027	2,021,941
2,998,873	Dell International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.75% Floor)	2.75%		09/19/2025	3,004,496
1,130,000	Delta Topco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		12/01/2027	1,131,650
2,269,035	DentalCorporationPerfect Smile ULC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		06/06/2025	2,235,715
2,154,986	Diamond (BC) B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.21%		09/06/2024	2,128,954
568,387	Diamond Sports Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		08/24/2026	505,864
336,907	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		04/06/2026	321,933
626,648	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		04/06/2026	598,796
469,377	Dynatrace LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.40%		08/22/2025	466,077
2,721,212	E.W. Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		05/01/2026	2,698,245
2,148,934	EAB Global, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		11/15/2024	2,137,523
820,411	EG America LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.25%		02/06/2025	813,134
1,090,000	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%		12/16/2027	1,092,049
1,516,660	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		10/10/2025	1,271,917
842,353	ESH Hospitality, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		09/18/2026	836,035
1,860,461	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/02/2024	1,850,377
880,000	Exgen Renewables IV LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		12/11/2027	881,320
2,078,414	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		03/31/2025	2,062,951
2,038,900	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		10/01/2025	2,038,482
1,113,797	Flex Acquisition Company Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	3.23%		06/30/2025	1,102,660
726,096	Flex Acquisition Company Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/29/2023	723,826
54,652	(1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/29/2023	54,482
1,972,987	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.75%		08/01/2024	1,773,903
909,849	Flexera Software LLC	4.50%	±	01/31/2028	910,986
1,300,003	Flexera Software LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		02/26/2025	1,301,394
604,538	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.50% Floor)	9.50%	Þ	06/30/2027	604,538
2,378,258	Formula One Management Ltd., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		02/01/2024	2,361,693
504,630	Forterra Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/25/2023	505,997
2,634,188	Froneri US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.40%		01/29/2027	2,613,115
652,465	Frontdoor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.69%		08/18/2025	650,834
797,535	Frontera Generation Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%	Ω	05/02/2025	211,347
590,000	Frontier Communications Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		10/08/2021	594,428
2,195,000	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	4.99%		10/30/2026	2,201,036
550,838	Gardner Denver, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		03/01/2027	544,296
402,312	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		04/01/2024	401,809
1,420,000	Gemini HDPE LLC, Senior Secured First Lien Term Loan	3.50%	±	12/28/2027	1,414,675
2,720,067	Genesys Telecommunications Laboratories, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/01/2027	2,729,846
2,518,889	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.44%		07/02/2025	2,512,604
1,378,741	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.69%		02/19/2026	1,361,941
1,435,000	Global Medical Response Inc., Senior Secured First Lien Term Loan	5.75%	±	10/02/2025	1,428,722
1,777,091	Go Daddy Operating Company, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		02/15/2024	1,777,650
1,442,750	Go Daddy Operating Corporation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		08/10/2027	1,452,763
2,760,397	GOBP Holdings Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	2.90%		10/22/2025	2,765,572
1,376,091	Golden Nugget, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 2.50%, 0.75% Floor)	3.25%		10/04/2023	1,333,034
1,172,226	(1 Month LIBOR USD + 2.50%, 0.75% Floor)	3.25%		10/04/2023	1,135,547
2,494,695	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		10/10/2025	2,482,845
789,598	GrafTech Finance, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		02/12/2025	790,917
1,332,339	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		08/04/2027	1,338,754
1,258,539	Granite US Holdings Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.25%)	5.51%		09/30/2026	1,261,685
257,773	(3 Month LIBOR USD + 5.25%)	5.51%		09/30/2026	258,418
2,420,332	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		01/02/2026	2,408,231
985,125	GTT Communications, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	2.97%		06/02/2025	777,924
934,922	Gulf Finance, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		08/25/2023	713,546
1,690,000	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		10/19/2027	1,693,076
1,452,050	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		08/05/2024	1,439,345
768,300	Hexion, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.73%		07/01/2026	765,419
2,108,701	H-Food Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.69%)	3.83%		05/23/2025	2,076,902
2,133,995	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		06/22/2026	2,113,551
824,430	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		07/21/2025	811,033
2,082,604	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		07/01/2024	2,090,414
429,663	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	7.75%		07/07/2025	434,317
440,213	IAA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.44%		06/29/2026	438,194
1,115,740	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		05/01/2026	1,099,936
1,496,250	Illuminate Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		06/30/2027	1,499,055
1,781,538	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		02/25/2027	1,770,269
308,946	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	6.50%		07/13/2022	316,052
102,982	(6 Month LIBOR USD + 5.50%, 1.00% Floor)	6.50%		07/13/2022	105,351
2,739,533	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (Prime Rate + 4.75%, 1.00% Floor)	8.00%		11/27/2023	2,785,516
1,747,304	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		11/21/2024	1,746,683
1,807,633	IQVIA Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		01/17/2025	1,801,080
1,155,000	IRB Holding Corporation, Senior Secured First Lien Term Loan	4.25%	±	12/15/2027	1,158,430
2,631,143	IRB Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/05/2025	2,613,949
2,492,626	IRI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		12/01/2025	2,470,815
2,552,195	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		01/02/2026	2,536,244
1,100,000	Ivanti Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		12/01/2027	1,099,313
1,825,473	Jaguar Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		08/18/2022	1,826,961
2,441,513	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		05/01/2026	2,426,448
325,084	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/20/2023	314,655
577,430	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.44%		09/21/2026	569,490
965,135	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		02/05/2027	966,342
1,415,700	Kestrel Bidco Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/11/2026	1,363,503
1,237,556	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.19%		07/02/2025	1,239,103
819,575	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/30/2022	819,062
1,110,000	Kronos Acquisition Holdings Inc., Senior Secured First Lien Term Loan	5.25%	±	12/17/2026	1,113,907
861,818	LBM Acquisition LLC, Senior Secured First Lien Term Loan	4.50%	±	12/09/2027	862,895
191,515	LBM Borrower LLC, Senior Secured First Lien Term Loan	3.89%	±	12/18/2027	191,755
91,088	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	1.15%		06/30/2025	61,256
499,245	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		03/01/2027	492,069
1,333,218	Life Time Fitness, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		06/10/2022	1,303,221
440,690	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.40%		03/24/2025	436,008
865,000	LogMeIn, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.90%		08/31/2027	863,923
1,556,530	Lower Cadence Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		05/22/2026	1,523,944
1,615,935	Lucid Energy Group II Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		02/18/2025	1,541,028
366,667	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		10/19/2027	370,792
987,488	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		08/29/2025	971,752
1,844,058	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.50%		03/20/2025	1,815,937
1,070,000	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		03/20/2025	1,078,694
1,091,501	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		08/31/2026	1,078,054
273,714	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		08/31/2026	270,342
639,618	Messer Industries LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.75%		03/02/2026	635,863
2,070,000	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/01/2027	2,074,740
1,085,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		06/21/2027	1,132,268
2,271,316	Millennium Trust Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.15%		03/27/2026	2,234,407
284,277	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%)	4.27%		03/06/2026	284,410
2,165,173	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		05/14/2026	2,117,809
1,472,378	Mitchell International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		11/29/2024	1,450,639
335,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.40%		12/01/2025	325,159
807,838	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		11/28/2025	736,332
58,077	Motion Finco, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.50%		11/12/2026	56,181
441,892	Motion Finco, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.47%		11/12/2026	427,462
1,185,911	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		06/07/2023	1,182,673
733,746	Nascar Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		10/19/2026	731,853
533,250	NCR Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		08/28/2026	526,808
2,374,281	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		09/18/2026	2,363,608
2,496,736	Numericable U.S. LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.24%		08/14/2026	2,492,316
222,363	OneDigital Borrower LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%	&	11/16/2027	223,197
	OneDigital Borrower LLC, Senior Secured First Lien Term Loan
2,094,952	(1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	2,102,808
157,685	(3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	158,276
1,030,000	Ortho-Clinical Diagnostics Inc., Senior Secured First Lien Term Loan	3.48%	±	06/30/2025	1,016,739
392,000	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.47%		10/24/2025	386,120
1,308,425	Pacific Gas and Electric Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		06/23/2025	1,326,089
635,000	Packaging Coordinators Midco Inc, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		11/30/2027	636,588
600,000	PAI HoldCo, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		10/26/2027	601,500
2,502,658	Panther BF Aggregator LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		04/30/2026	2,499,005
2,619,628	Parexel International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		09/27/2024	2,580,333
157,448	Pathway Vet Alliance LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		03/31/2027	157,625
1,927,590	Pathway Vet Alliance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		03/31/2027	1,929,759
500,613	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		05/29/2026	496,291
1,146,592	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	3.00%		10/15/2025	1,134,846
2,263,744	PetSmart, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		03/11/2022	2,269,222
489,962	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		03/03/2025	485,523
802,193	Pisces Midco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		04/12/2025	802,445
803,846	Playtika Holding Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%		12/10/2024	810,289
1,701,949	PODS, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		12/06/2024	1,708,859
	PointClickCare Technologies Inc., Senior Secured First Lien Term Loan	3.75%	±	12/29/2027	590,000
959,380	PowerTeam Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		03/06/2025	952,184
661,586	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.90%		03/11/2026	647,888
1,608,750	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		07/31/2026	1,604,728
283,575	Presidio Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		01/22/2027	283,708
	Prime Security Services Borrower LLC, Senior Secured First Lien Term Loan
625,854	(1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	630,645
402,335	(6 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	405,415
402,335	(9 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	405,415
804,669	(12 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	810,829
964,063	Pro Mach Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		03/07/2025	949,602
2,485,165	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		04/26/2024	2,468,589
1,293,022	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		02/12/2027	1,236,996
2,199,870	Radiate Holdco, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		09/25/2026	2,206,392
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
1,181,515	(3 Month LIBOR USD + 4.25%)	5.29%		07/09/2025	1,164,779
1,386,996	(1 Month LIBOR USD + 4.25%)	5.29%		07/09/2025	1,367,350
940,000	Redstone Buyer, LLC, Senior Secured First Lien Term Loan (2 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		09/01/2027	945,287
1,876,491	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		11/14/2025	1,875,206
2,063,650	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		05/30/2025	2,033,335
282,896	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.00%, 1.00% Floor)	8.00%		02/26/2021	264,508
1,629,122	RentPath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.75%, 1.00% Floor)	7.00%	Ω	12/17/2021	733,105
750,000	Reynolds Group Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		02/05/2026	745,688
797,799	Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		02/06/2023	795,805
1,129,325	RP Crown Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		02/02/2026	1,130,387
433,913	Ryan Specialty Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		09/01/2027	433,912
330,000	Sabre Global Inc., Senior Secured First Lien Term Loan	4.75%	±	12/17/2027	331,238
865,538	Sabre Global Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		02/22/2024	847,072
1,617,000	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.88%)	2.02%		10/31/2025	1,612,957
453,333	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.40%		03/12/2027	453,900
1,881,577	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		08/14/2024	1,842,770
1,465,607	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		11/01/2024	1,379,510
1,750,017	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		12/31/2025	1,725,595
2,540,000	Select Medical Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.25%)	2.53%		03/06/2025	2,525,712
2,552,200	Severin Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		08/01/2025	2,527,635
2,537,875	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		09/30/2026	2,517,255
1,731,563	SIWF Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		06/13/2025	1,723,633
937,044	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		04/17/2026	918,448
905,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		10/20/2027	940,634
	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan
414,403	(1 Month LIBOR USD + 2.50%)	2.65%		01/23/2025	391,957
1,014,573	(3 Month LIBOR USD + 2.50%)	2.65%		01/23/2025	959,619
2,717,654	SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		02/05/2024	2,604,695
1,472,674	Solenis International LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.23%		06/26/2025	1,473,042
80,000	Solenis International LP, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	8.73%		06/26/2026	79,933
2,541,433	Solera LLC, Senior Secured First Lien Term Loan (2 Month LIBOR USD + 2.75%)	2.90%		03/03/2023	2,526,273
2,470,000	Sophia, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		10/07/2027	2,481,905
2,087,444	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	2,098,319
2,742,014	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		06/27/2025	2,728,304
744,720	Southern Graphics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		12/30/2022	552,955
189,697	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan	5.00%	±	10/02/2027	189,223
1,375,303	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		10/01/2027	1,371,865
1,621,480	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		04/16/2025	1,606,586
887,406	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.21%		04/16/2026	861,991
776,259	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		10/01/2025	769,952
923,188	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.75%		07/10/2025	927,550
1,241,032	STG-Fairway Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		01/29/2027	1,224,359
455,400	Sunshine Luxembourg VII SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	4.25%		10/01/2026	458,212
2,293,475	Surf Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.73%		03/05/2027	2,276,847
258,390	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/01/2024	256,452
1,131,888	TAMKO Building Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		05/29/2026	1,130,473
18,726	Tapstone Energy Holdings LLC, Unsecured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%	Þ	04/17/2024	18,636
805,478	Team Health Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/06/2024	721,337
1,830,413	Tech Data Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		06/30/2025	1,844,708
783,038	Tech Data Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.50%)	5.65%		06/30/2025	784,995
1,460,468	Telesat LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		12/07/2026	1,449,923
2,402,917	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		11/02/2026	2,391,659
1,588,950	Terrier Media Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		12/17/2026	1,594,170
3,050,427	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		02/06/2026	3,057,626
2,575,630	The Edelman Financial Center LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		07/21/2025	2,541,825
2,488,763	Thyssenkrupp Elevator, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%)	4.57%		07/14/2027	2,510,975
2,551,552	TIBCO Software Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		06/30/2026	2,510,880
155,000	TIBCO Software Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.40%		03/03/2028	157,066
2,083,705	Titan Acquisition Limited, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	3.27%		03/28/2025	2,037,655
1,901,279	TKC Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		02/01/2023	1,870,383
1,895	TransDigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.40%		05/30/2025	1,862
2,520,181	TransDigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.40%		12/09/2025	2,475,952
775,063	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		01/25/2024	687,869
753,285	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	2.50%		02/28/2025	745,044
431,847	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.25%		05/29/2026	296,176
2,081,835	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/17/2024	2,059,872
63,997	Uber Technologies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		07/13/2023	63,989
2,076,213	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		04/04/2025	2,091,224
2,526,544	UFC Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		04/29/2026	2,522,792
787,617	UGI Energy Services LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		08/13/2026	790,571
1,179,792	Ultimate Software Group, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		05/04/2026	1,180,837
1,880,288	Ultimate Software Group, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		05/04/2026	1,892,998
210,000	Ultimate Software Group, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.75% Floor)	7.50%		05/03/2027	216,562
440,316	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		10/22/2025	438,480
331,650	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		07/01/2026	329,370
453,666	Univision Communications, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		03/13/2026	455,523
674,900	Upstream Newco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		11/20/2026	674,478
2,537,875	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		09/14/2026	2,502,979
1,139,661	USIC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/08/2023	1,144,886
897,917	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		10/28/2024	856,576
2,709,103	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		08/27/2025	2,713,167
547,277	Victory Capital Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.73%		07/01/2026	546,138
500,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.66%		01/31/2028	496,160
2,476,773	VS Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		02/26/2027	2,472,129
1,707,485	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		02/05/2026	1,686,568
821,356	Web.Com Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		10/10/2025	811,430
1,233,390	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		07/31/2026	1,224,522
2,307,145	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		03/09/2027	2,298,285
1,226,381	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.90%		09/30/2026	1,231,238
230,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.66%		04/28/2028	228,994

Total Bank Loans (Cost $431,639,914)					430,746,386

Collateralized Loan Obligations - 2.9%
875,000	Adams Mill Ltd., Series 2014-1A-D1 (3 Month LIBOR USD + 3.50%)	3.74%	^	07/15/2026	869,880
1,000,000	AIMCO, Series 2018-AA-D (3 Month LIBOR USD + 2.55%)	2.77%	^	04/17/2031	950,185
7,500,000	Anchorage Capital Ltd, Series 2019-13A-B (3 Month LIBOR USD + 2.00%, 2.00% Floor)	2.24%	^	04/15/2032	7,502,797
1,000,000	Apidos Ltd., Series 2013-12A-DR (3 Month LIBOR USD + 2.60%)	2.84%	^	04/15/2031	951,592
1,500,000	Apidos Ltd., Series 2015-20A-CR (3 Month LIBOR USD + 2.95%)	3.18%	^	07/16/2031	1,457,547
2,500,000	Apidos Ltd., Series 2020-33A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.47%	^	07/24/2031	2,503,493
5,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	3.82%	^	05/28/2030	5,006,138
4,500,000	Avery Point Ltd., Series 2015-7A-DR (3 Month LIBOR USD + 3.60%)	3.84%	^	01/15/2028	4,488,750
5,000,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	3.17%	^	10/20/2030	4,920,317
3,400,000	Babson Ltd., Series 2015-IA-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	2.82%	^	01/20/2031	3,205,243
3,250,000	Babson Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	3.82%	^	07/18/2029	3,253,406
2,000,000	Bain Capital Credit Ltd., Series 2016-2A-DR (3 Month LIBOR USD + 4.10%, 4.10% Floor)	4.34%	^	01/15/2029	1,976,053
2,000,000	Barings Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.60%)	2.84%	^	04/15/2031	1,908,804
5,100,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	3.12%	^	07/20/2029	4,907,249
2,000,000	Barings Ltd., Series 2018-4A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.14%	^	10/15/2030	1,949,674
3,000,000	Barings Ltd., Series 2019-1A-D (3 Month LIBOR USD + 3.85%, 3.85% Floor)	4.09%	^	04/15/2031	2,999,994
2,250,000	Barings Ltd., Series 2019-2A-C (3 Month LIBOR USD + 3.85%, 3.85% Floor)	4.09%	^	04/15/2031	2,249,610
3,000,000	BlueMountain Ltd., Series 2013-1A-CR (3 Month LIBOR USD + 4.15%, 4.15% Floor)	4.37%	^	01/20/2029	2,997,409
4,000,000	BlueMountain Ltd., Series 2015-3A-CR (3 Month LIBOR USD + 2.60%)	2.82%	^	04/20/2031	3,640,848
2,000,000	BlueMountain Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.32%	^	11/15/2030	1,873,295
4,500,000	Canyon Capital Ltd., Series 2012-1RA-D (3 Month LIBOR USD + 3.00%)	3.24%	^	07/15/2030	4,377,550
2,750,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.96%	^	01/30/2031	2,604,092
1,500,000	Canyon Capital Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 3.65%)	3.89%	^	04/15/2029	1,496,282
3,000,000	Canyon Capital Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.80%)	3.04%	^	07/15/2031	2,869,405
1,500,000	Canyon Capital Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	3.84%	^	07/15/2030	1,500,382
4,000,000	Canyon Capital Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.14%	^	07/15/2031	3,833,041
2,500,000	Carlyle US Ltd., Series 2016-4A-CR (3 Month LIBOR USD + 2.80%, 2.80% Floor)	3.02%	^	10/20/2027	2,350,443
1,000,000	Catamaran Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.50%, 2.50% Floor)	2.71%	^	10/25/2031	989,919
5,000,000	CIFC Funding Ltd., Series 2015-4A-CR (3 Month LIBOR USD + 4.00%, 4.00% Floor)	4.22%	^	10/20/2027	5,001,195
1,000,000	CIFC Funding Ltd., Series 2020-1A-B (3 Month LIBOR USD + 2.30%, 2.30% Floor)	2.54%	^	07/15/2032	1,003,873
1,000,000	CIFC Funding Ltd., Series 2020-2A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.48%	^	08/24/2032	1,005,212
4,500,000	Columbia Cent Ltd., Series 2020-29A-B1 (3 Month LIBOR USD + 2.46%, 2.46% Floor)	2.68%	^	07/20/2031	4,510,610
3,250,000	Cook Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.60%)	2.82%	^	04/17/2030	3,092,860
2,150,000	CRMN Mortgage Trust, Series 2016-1A-C (3 Month LIBOR USD + 3.85%)	4.07%	^	01/18/2029	2,131,967
1,000,000	Crown Point Ltd., Series 2020-9A-C (3 Month LIBOR USD + 3.60%, 3.60% Floor)	3.83%	^	07/14/2032	1,002,780
10,000,000	Dryden Senior Loan Fund, Series 2014-33A-DR3 (3 Month LIBOR USD + 3.65%, 3.65% Floor)	3.89%	^	04/15/2029	10,005,683
3,000,000	Dryden Senior Loan Fund, Series 2015-40A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.32%	^	08/15/2031	2,939,244
2,200,000	Dryden Senior Loan Fund, Series 2016-43A-DRR (3 Month LIBOR USD + 3.55%, 3.55% Floor)	3.77%	^	07/20/2029	2,204,754
2,000,000	Dryden Senior Loan Fund, Series 2018-57A-D (3 Month LIBOR USD + 2.55%, 2.55% Floor)	2.77%	^	05/15/2031	1,892,451
5,000,000	Elmwood Ltd., Series 2019-2A-B (3 Month LIBOR USD + 2.10%, 2.10% Floor)	2.32%	^	04/20/2031	5,009,129
2,250,000	Fillmore Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	3.14%	^	07/15/2030	2,204,603
2,000,000	Gilbert Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 2.95%)	3.19%	^	10/15/2030	1,987,996
4,000,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	6.64%	^	10/15/2030	3,940,510
5,000,000	GoldenTree Loan Management Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	3.07%	^	04/20/2030	4,836,981
3,500,000	GoldenTree Loan Opportunities Ltd., Series 2015-11A-DR2 (3 Month LIBOR USD + 2.40%)	2.62%	^	01/18/2031	3,399,883
2,000,000	Grippen Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.30%)	3.52%	^	01/20/2030	1,992,281
740,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C (3 Month LIBOR USD + 2.70%)	2.91%	^	08/01/2025	739,215
1,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	3.87%	^	10/22/2025	1,252,313
5,000,000	Hayfin Kingsland Ltd., Series 2018-9A-BR (3 Month LIBOR USD + 1.80%)	2.02%	^	04/28/2031	4,977,161
1,000,000	Hayfin Kingsland Ltd., Series 2019-1A-B1 (3 Month LIBOR USD + 2.25%, 2.25% Floor)	2.47%	^	04/28/2031	1,002,836
1,481,500	Highbridge Loan Management Ltd., Series 4A-2014-A2R (3 Month LIBOR USD + 1.50%)	1.72%	^	01/28/2030	1,462,571
2,500,000	Highbridge Loan Management Ltd., Series 8A-2016-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.12%	^	07/20/2030	2,385,750
1,500,000	HPS Loan Management Ltd., Series 13A-18-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.24%	^	10/15/2030	1,454,317
4,000,000	LCM LP, Series 14A-DR (3 Month LIBOR USD + 2.75%)	2.97%	^	07/20/2031	3,708,398
2,000,000	LCM LP, Series 19A-D (3 Month LIBOR USD + 3.45%, 3.45% Floor)	3.69%	^	07/15/2027	1,980,290
2,000,000	LCM LP, Series 20A-DR (3 Month LIBOR USD + 2.80%)	3.02%	^	10/20/2027	1,900,902
2,000,000	LCM Ltd., Series 25A-D (3 Month LIBOR USD + 3.45%)	3.67%	^	07/20/2030	1,925,483
3,250,000	LCM Ltd., Series 28A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	3.17%	^	10/20/2030	3,148,770
4,000,000	LCM Ltd., Series 30A-D (3 Month LIBOR USD + 3.75%, 3.75% Floor)	3.97%	^	04/20/2031	4,006,679
2,455,896	Longfellow Place Ltd., Series 2013-1A-ARR (3 Month LIBOR USD + 1.34%)	1.58%	^	04/15/2029	2,453,092
4,000,000	Madison Park Funding Ltd., Series 2014-14A-DRR (3 Month LIBOR USD + 2.95%, 2.95% Floor)	3.17%	^	10/22/2030	3,891,716
2,000,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	3.67%	^	01/27/2026	1,999,531
1,250,000	Madison Park Funding Ltd., Series 2014-15A-DR (3 Month LIBOR USD + 5.44%)	5.66%	^	01/27/2026	1,235,567
1,000,000	Madison Park Funding Ltd., Series 2015-16A-D (3 Month LIBOR USD + 5.50%)	5.72%	^	04/20/2026	978,663
5,000,000	Madison Park Funding Ltd., Series 2015-18A-DR (3 Month LIBOR USD + 2.95%)	3.16%	^	10/21/2030	4,894,097
3,750,000	Madison Park Funding Ltd., Series 2019-34A-D (3 Month LIBOR USD + 3.70%, 3.70% Floor)	3.91%	^	04/25/2031	3,753,742
4,000,000	Magnetite Ltd., Series 2015-14RA-D (3 Month LIBOR USD + 2.85%)	3.07%	^	10/18/2031	3,903,776
1,500,000	Magnetite Ltd., Series 2016-18A-DR (3 Month LIBOR USD + 2.70%)	2.92%	^	11/15/2028	1,482,188
3,900,000	Marble Point Ltd., Series 2020-1A-B1 (3 Month LIBOR USD + 2.60%, 2.60% Floor)	2.77%	^	10/15/2031	3,930,049
2,500,000	Marble Point Ltd., Series 2017-1A-B (3 Month LIBOR USD + 1.80%)	2.04%	^	10/15/2030	2,506,243
2,000,000	MDPK, Series 2018-32A-D (3 Month LIBOR USD + 4.10%, 4.10% Floor)	4.32%	^	01/22/2031	2,001,309
1,000,000	Myers Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.27%	^	10/20/2030	978,284
3,500,000	Neuberger Berman Loan Advisers Ltd., Series 2016-23A-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.12%	^	10/17/2027	3,448,087
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2018-29A-D (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.32%	^	10/19/2031	2,466,979
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-D (3 Month LIBOR USD + 3.85%, 3.85% Floor)	4.07%	^	01/19/2032	2,007,265
2,000,000	Newark BSL Ltd., Series 2017-1A-C (3 Month LIBOR USD + 3.65%)	3.86%	^	07/25/2030	2,002,523
6,000,000	Oak Hill Credit Partners Ltd., Series 2014-10RA-D (3 Month LIBOR USD + 3.15%, 3.15% Floor)	3.37%	^	12/12/2030	5,894,208
1,000,000	Ocean Trails, Series 2019-7A-B (3 Month LIBOR USD + 2.00%, 2.00% Floor)	2.22%	^	04/17/2030	1,000,626
3,500,000	Ocean Trails, Series 2020-8A-B (3 Month LIBOR USD + 2.50%, 2.50% Floor)	2.77%	^	07/15/2029	3,514,454
5,600,000	Octagon Investment Partners Ltd., Series 2012-1A-CR (3 Month LIBOR USD + 4.00%)	4.24%	^	07/15/2029	5,596,314
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.22%	^	07/17/2030	1,946,613
6,900,000	Octagon Investment Partners Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 3.70%)	3.92%	^	07/19/2030	6,778,443
2,250,000	Octagon Investment Partners Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 3.95%, 3.95% Floor)	4.17%	^	02/14/2031	2,250,006
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-ERR (3 Month LIBOR USD + 5.45%, 5.45% Floor)	5.67%	^	01/22/2030	2,250,436
10,000,000	Octagon Investment Partners Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.95%)	3.19%	^	07/15/2030	9,574,528
4,000,000	Octagon Investment Partners Ltd., Series 2017-1A-C (3 Month LIBOR USD + 3.50%)	3.72%	^	03/17/2030	4,005,035
1,760,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	6.42%	^	03/17/2030	1,692,513
2,500,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%)	3.06%	^	07/25/2030	2,408,214
1,000,000	Octagon Investment Partners Ltd., Series 2020-5A-D (3 Month LIBOR USD + 3.40%, 3.40% Floor)	0.00%	^	01/15/2033	1,000,000
2,000,000	OHA Credit Funding Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.27%	^	10/20/2030	1,957,042
4,000,000	Sound Point Ltd., Series 2020-1A-C (3 Month LIBOR USD + 3.30%, 3.30% Floor)	3.62%	^	07/20/2030	4,025,993
1,000,000	Sound Point Ltd., Series 2020-1A-D (3 Month LIBOR USD + 4.70%, 4.70% Floor)	5.02%	^	07/20/2030	1,007,550
10,000,000	Stewart Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	2.84%	^	01/15/2030	9,565,818
3,000,000	Symphony Ltd., Series 2015-16A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.29%	^	10/15/2031	2,906,953
2,500,000	Symphony Ltd., Series 2016-17A-DR (3 Month LIBOR USD + 2.65%)	2.89%	^	04/15/2028	2,452,412
2,000,000	Thacher Park Ltd., Series 2014-1A-D1R (3 Month LIBOR USD + 3.40%)	3.62%	^	10/20/2026	2,005,144
2,000,000	Venture Ltd., Series 2013-14A-BRR (3 Month LIBOR USD + 1.55%, 1.55% Floor)	1.77%	^	08/28/2029	1,987,467
2,000,000	Venture Ltd., Series 2014-18A-BR (3 Month LIBOR USD + 1.65%)	1.89%	^	10/15/2029	1,994,658
3,000,000	Venture Ltd., Series 2018-33A-B (3 Month LIBOR USD + 1.85%, 1.85% Floor)	2.09%	^	07/15/2031	3,007,492
1,000,000	VERDE, Series 2019-1A-D (3 Month LIBOR USD + 3.80%, 3.80% Floor)	4.04%	^	04/15/2032	1,002,077
3,000,000	Voya Ltd., Series 2014-1A-CR2 (3 Month LIBOR USD + 2.80%)	3.02%	^	04/18/2031	2,885,695
2,000,000	Voya Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	3.16%	^	07/23/2027	1,931,686
3,000,000	Voya Ltd., Series 2017-3A-C (3 Month LIBOR USD + 3.55%)	3.77%	^	07/20/2030	2,953,786
4,000,000	Voya Ltd., Series 2018-2A-D (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.99%	^	07/15/2031	3,849,932
2,250,000	Wind River Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.22%	^	07/18/2031	2,066,103
1,000,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.99%	^	01/15/2031	834,605
3,000,000	Wind River Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.85%)	3.09%	^	07/15/2028	2,868,681
6,500,000	Wind River Ltd., Series 2017-1A-C (3 Month LIBOR USD + 2.30%)	2.52%	^	04/18/2029	6,463,014
3,000,000	Wind River Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.75%)	3.97%	^	04/18/2029	2,965,787
3,000,000	Wind River Ltd., Series 2017-3A-D (3 Month LIBOR USD + 3.15%)	3.39%	^	10/15/2030	2,942,907
4,000,000	Wind River Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	3.14%	^	07/15/2030	3,792,719
2,500,000	Wind River Ltd., Series 2018-2A-D (3 Month LIBOR USD + 3.00%)	3.24%	^	07/15/2030	2,411,612
3,000,000	Wind River Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	3.17%	^	01/20/2031	2,902,156
10,000,000	Wind River Ltd., Series 2019-3A-B (3 Month LIBOR USD + 2.10%)	2.34%	^	04/15/2031	10,004,605

Total Collateralized Loan Obligations (Cost $346,244,108)					340,370,490

Foreign Corporate Bonds - 8.4%
1,500,000	Adani International Container Terminal Pvt Ltd.	3.00%	^	02/16/2031	1,507,451
2,800,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	2,865,701
16,915,000	AerCap Global Aviation Trust	3.50%		01/15/2025	17,966,495
6,200,000	AES Andres B.V.	7.95%	^	05/11/2026	6,424,750
5,850,000	AES Dominicana	7.95%		05/11/2026	6,062,063
1,700,000	AES Gener S.A.	5.00%		07/14/2025	1,802,000
2,600,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%	^	10/07/2079	2,863,250
3,700,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	4,074,625
9,300,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	10,346,250
1,903,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	2,117,088
4,100,000	AES Panama Generation Holdings SRL	4.38%	^	05/31/2030	4,440,915
800,000	Altice Financing S.A.	5.00%	^	01/15/2028	820,760
2,275,000	Altice France S.A.	7.38%	^	05/01/2026	2,397,281
1,305,000	Altice France S.A.	6.00%	^	02/15/2028	1,324,033
12,070,000	Anglo American Capital PLC	4.50%	^	03/15/2028	14,184,467
4,060,000	Anheuser-Busch InBev Worldwide, Inc.	4.90%		02/01/2046	5,300,396
8,205,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%		04/15/2048	10,383,070
540,000	ARD Finance S.A. (PIK 7.25%)	6.50%	^	06/30/2027	577,125
1,775,000	Avation Capital S.A.	6.50%	^	05/15/2021	1,302,184
12,170,000	Avolon Holdings Funding Ltd.	3.25%	^	02/15/2027	12,446,081
2,300,000	Baidu, Inc.	1.72%		04/09/2026	2,336,533
200,000	Baidu, Inc.	3.43%		04/07/2030	221,716
6,490,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	7,075,787
2,750,000	Banco Continental SAECA	2.75%	^	12/10/2025	2,743,125
1,677,000	Banco de Bogota S.A.	5.38%		02/19/2023	1,794,390
1,800,000	Banco de Credito del Peru (3 Month LIBOR USD + 7.04%)	6.13%		04/24/2027	1,910,268
1,500,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13%	^	07/01/2030	1,537,515
3,450,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	3,536,285
4,100,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	4,294,750
1,000,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	1,047,500
2,660,000	Banco Internacional del Peru S.A.A. (3 Month LIBOR USD + 5.76%)	6.63%		03/19/2029	2,968,720
3,050,000	Banco Internacional del Peru SAA Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	3,164,375
500,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38%	^	09/14/2025	512,505
2,247,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%	^	11/04/2026	1,949,295
7,603,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	6,595,679
10,323,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63%	†	01/10/2028	11,729,612
2,521,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50%	^†	06/27/2029	2,851,881
1,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50%	†	06/27/2029	1,131,250
643,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	680,776
13,400,000	Banco Santander (3 Month LIBOR USD + 1.09%)	1.30%		02/23/2023	13,548,300
1,600,000	Bancolombia S.A.	3.00%		01/29/2025	1,665,520
3,500,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	3,683,785
600,000	Bangkok Bank PCL (5 Year CMT Rate + 4.73%)	5.00%	†	09/23/2025	628,830
1,500,000	Banistmo S.A.	3.65%		09/19/2022	1,542,390
2,500,000	Banistmo S.A.	3.65%	^	09/19/2022	2,570,650
4,350,000	Bank of Montreal (5 Year Swap Rate USD + 1.43%)	3.80%		12/15/2032	4,932,209
13,220,000	Bank of New Zealand	3.50%	^	02/20/2024	14,376,035
580,000	Bank of Nova Scotia	1.63%		05/01/2023	596,857
9,675,000	Bank of Nova Scotia	3.40%		02/11/2024	10,533,137
14,360,000	Barclays PLC (3 Month LIBOR USD + 1.38%)	1.60%		05/16/2024	14,556,951
20,150,000	BAT Capital Corporation	3.46%		09/06/2029	22,008,949
1,100,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	1,174,410
350,000	BBVA Banco Continental S.A. (5 Year CMT Rate + 2.75%)	5.25%		09/22/2029	385,371
9,208,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	9,935,432
300,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	320,250
500,000	BBVA Bancomer S.A. (5 Year CMT Rate + 4.31%)	5.88%	^	09/13/2034	570,845
1,000,000	BBVA Colombia S.A.	4.88%		04/21/2025	1,085,260
800,000	BDO Unibank, Inc.	2.63%		10/24/2021	812,477
16,900,000	BDO Unibank, Inc.	2.95%		03/06/2023	17,584,562
13,455,000	BNP Paribas S.A. (Secured Overnight Financing Rate + 15.07%)	3.05%	^	01/13/2031	14,692,197
13,405,000	BOC Aviation Ltd. (3 Month LIBOR USD + 1.13%)	1.38%	^	09/26/2023	13,314,577
1,010,000	Bombardier, Inc.	6.00%	^	10/15/2022	993,992
1,120,000	Bombardier, Inc.	7.88%	^	04/15/2027	1,031,486
7,200,000	Braskem Finance Company (5 Year CMT Rate + 8.22%)	8.50%	^	01/23/2081	8,024,472
6,000,000	Braskem Idesa S.A.P.I.	7.45%	^	11/15/2029	5,640,000
1,000,000	C&W Senior Financing DAC	6.88%		09/15/2027	1,081,370
8,100,000	Canacol Energy Ltd.	7.25%		05/03/2025	8,692,394
700,000	Canacol Energy Ltd.	7.25%	^	05/03/2025	751,195
5,840,000	CCL Industries, Inc.	3.05%	^	06/01/2030	6,378,163
1,110,000	Cenovus Energy, Inc.	5.38%		07/15/2025	1,252,203
200,000	CIMB Bank BHD	3.26%		03/15/2022	205,392
1,185,000	CIMB Bank BHD (3 Month LIBOR USD + 0.78%)	1.01%		10/09/2024	1,183,559
3,500,000	CK Hutchison International Ltd.	2.50%	^	05/08/2030	3,696,483
1,200,000	CNPC General Capital Ltd.	1.35%		06/23/2025	1,199,719
3,550,000	CNPC Global Capital Ltd.	1.13%		06/23/2023	3,555,985
937,000	Cometa Energia S.A. de C.V.	6.38%		04/24/2035	1,098,281
11,855,000	Commonwealth Bank of Australia	4.32%	^	01/10/2048	15,139,006
6,610,000	Cosan Overseas Ltd.	8.25%		11/29/2049	6,816,629
13,395,000	Credit Agricole S.A.	3.75%	^	04/24/2023	14,388,001
15,120,000	Credit Suisse Group AG (3 Month LIBOR USD + 1.24%)	1.46%	^	06/12/2024	15,340,358
7,900,000	Credito Real S.A.B. de C.V.	9.50%	^	02/07/2026	8,591,329
6,550,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	†	11/29/2022	6,337,191
6,793,000	CSN Islands Corporation	7.00%	†	03/23/2021	6,748,336
500,000	CSN Resources S.A.	7.63%		04/17/2026	538,125
5,300,000	CSN Resources S.A.	7.63%	^	04/17/2026	5,704,125
3,000,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	0.83%		07/25/2022	3,017,154
2,000,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	2,190,408
11,950,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	12,087,007
785,000	Delek & Avner Tamar Bond Ltd.	5.08%	^	12/30/2023	816,894
1,760,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	1,851,126
1,716,891	Digicel Group Ltd. (PIK 7.00%)	7.00%	^†	01/19/2021	480,729
1,151,452	Digicel Group Ltd. (PIK 8.00%)	8.00%	^	04/01/2025	604,512
5,400,000	Docuformas SAPI de C.V.	10.25%	^	07/24/2024	4,934,304
2,060,000	eG Global Finance PLC	8.50%	^	10/30/2025	2,186,690
1,844,000	Embotelladora Andina S.A.	5.00%		10/01/2023	2,044,832
947,940	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	1,001,854
8,500,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	7,671,674
4,995,604	ENA Norte Trust	4.95%		04/25/2023	5,145,472
1,682,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	1.12%		11/20/2023	1,687,458
2,100,000	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	2,547,300
1,000,000	Freeport-McMoRan, Inc.	4.63%		08/01/2030	1,099,275
1,761,000	Garda World Security Corporation	8.75%	^	05/15/2025	1,836,926
2,050,000	Garda World Security Corporation	4.63%	^	02/15/2027	2,075,625
12,375,000	Geopark Ltd.	6.50%		09/21/2024	12,870,000
860,000	GFL Environmental, Inc.	3.75%	^	08/01/2025	878,813
1,830,000	GFL Environmental, Inc.	4.00%	^	08/01/2028	1,847,156
1,275,000	GFL Environmental, Inc.	3.50%	^	09/01/2028	1,302,362
4,250,000	Gilex Holding Sarl	8.50%		05/02/2023	4,438,636
1,600,000	Gilex Holding Sarl	8.50%	^	05/02/2023	1,671,016
800,000	Global Bank Corporation	4.50%	^	10/20/2021	818,200
2,600,000	Global Bank Corporation	4.50%		10/20/2021	2,659,150
3,715,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25%	^	04/16/2029	4,065,603
3,800,000	Globo Comunicacao e Participacoes S.A.	4.88%	^	01/22/2030	4,066,038
3,600,000	Gohl Capital Ltd.	4.25%		01/24/2027	3,831,711
300,000	Gran Tierra Energy International Holdings Ltd.	6.25%	^	02/15/2025	204,753
10,498,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	7,164,990
3,500,000	Gran Tierra Energy, Inc.	7.75%	^	05/23/2027	2,415,035
2,700,000	Grupo Aval Ltd.	4.75%		09/26/2022	2,831,922
1,400,000	Grupo Aval Ltd.	4.38%	^	02/04/2030	1,493,100
6,394,052	Grupo Idesa S.A. de C.V. (PIK 10.38%)	10.13%	^	05/22/2026	3,165,056
600,000	Guatemala Energuate Trust	5.88%	^	05/03/2027	636,150
17,430,000	HSBC Holdings PLC (3 Month LIBOR USD + 1.38%)	1.60%		09/12/2026	17,725,722
3,250,000	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	3,609,125
1,000,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	1,044,397
6,600,000	Imperial Brands Finance PLC	3.50%	^	07/26/2026	7,314,396
3,108,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	3,192,452
3,157,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	3,485,199
3,500,000	Industrial Senior Trust	5.50%		11/01/2022	3,709,038
710,000	Intelligent Packaging Ltd.	6.00%	^	09/15/2028	730,856
1,585,000	Intelsat Jackson Holdings S.A.	5.50%	Ω	08/01/2023	1,077,800
1,260,000	Intelsat Jackson Holdings S.A.	8.50%	^Ω	10/15/2024	903,924
2,914,736	Interoceanica Finance Ltd.	0.00%		11/30/2025	2,789,038
1,192,690	Invepar Holdings	0.00%	ΩÞ	12/30/2028	51,002
2,000,000	Inversiones CMPC S.A.	4.50%		04/25/2022	2,087,030
1,200,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	1,358,646
1,800,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.22%)	4.63%	^†	02/27/2025	1,768,518
500,000	JD.com, Inc.	3.13%		04/29/2021	503,469
6,700,000	JD.com, Inc.	3.38%		01/14/2030	7,290,758
1,400,000	Korea East-West Power Company Ltd.	1.75%	^	05/06/2025	1,463,797
3,000,000	Korea Electric Power Corporation	1.13%	^	06/15/2025	3,052,251
1,640,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	1,680,590
460,000	Kronos Acquisition Holdings, Inc.	5.00%	^	12/31/2026	480,700
365,000	Kronos Acquisition Holdings, Inc.	7.00%	^	12/31/2027	382,847
3,049,000	Latam Finance Ltd.	6.88%	Ω	04/11/2024	1,562,613
8,000,000	Latam Finance Ltd.	7.00%	^Ω	03/01/2026	4,054,000
2,104,085	Lima Metro Finance Ltd.	5.88%		07/05/2034	2,545,543
12,925,000	Lloyds Banking Group PLC (3 Month LIBOR USD + 1.21%)	3.57%		11/07/2028	14,598,443
6,760,800	LLPL Capital Pte Ltd.	6.88%	^	02/04/2039	8,000,021
5,475,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.02%)	3.19%	^	11/28/2023	5,729,184
7,884,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.33%)	4.15%	^	03/27/2024	8,476,889
13,300,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	13,577,372
1,340,000	Mattamy Group Corporation	4.63%	^	03/01/2030	1,422,705
2,400,000	Medco Bell Pte Ltd.	6.38%	^	01/30/2027	2,461,200
1,450,000	MEG Energy Corporation	7.13%	^	02/01/2027	1,500,750
7,200,000	MEGlobal Canada ULC	5.00%	^	05/18/2025	8,119,224
6,100,000	Minejesa Capital B.V.	4.63%		08/10/2030	6,588,366
5,400,000	Minejesa Capital B.V.	5.63%		08/10/2037	5,949,693
14,475,000	Mitsubishi UFJ Financial Group, Inc.	1.41%		07/17/2025	14,883,855
2,210,000	Multibank, Inc.	4.38%		11/09/2022	2,286,300
2,000,000	Network i2i Ltd. (5 Year CMT Rate + 4.28%)	5.65%	^†	01/15/2025	2,131,000
900,000	NongHyup Bank	1.25%	^	07/20/2025	917,703
10,969,000	Nutrien Ltd.	4.20%		04/01/2029	13,118,902
6,365,000	NXP Funding LLC	3.88%	^	06/18/2026	7,297,229
818,000	ONGC Videsh Ltd.	2.88%		01/27/2022	829,614
200,000	ONGC Videsh Ltd.	3.75%		05/07/2023	209,565
200,000	ONGC Videsh Ltd.	4.63%		07/15/2024	219,136
8,700,000	ONGC Videsh Ltd.	3.75%		07/27/2026	9,444,174
7,100,000	Ooredoo International Finance Ltd.	3.25%		02/21/2023	7,437,250
500,000	Ooredoo International Finance Ltd.	3.75%		06/22/2026	560,235
4,800,000	Operadora de Servicios Mega S.A. de C.V.	8.25%	^	02/11/2025	5,013,000
500,000	Oversea-Chinese Banking Corporation Ltd.	4.25%		06/19/2024	548,399
5,100,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%	^	09/10/2030	5,184,841
7,900,000	Pampa Energia S.A.	7.50%		01/24/2027	7,026,063
150,000	Pampa Energia S.A.	9.13%		04/15/2029	132,750
3,778,369	Panama Metro Line SP	0.00%		12/05/2022	3,688,633
2,688,513	Panama Metro Line SP	0.00%	^	12/05/2022	2,624,661
1,845,000	Parkland Fuel Corporation	5.88%	^	07/15/2027	1,998,587
1,500,000	Pertamina Persero PT	4.30%		05/20/2023	1,614,750
7,600,000	Peru LNG S.R.L.	5.38%		03/22/2030	6,790,600
2,100,000	POSCO	2.38%		11/12/2022	2,161,071
5,800,000	POSCO	2.38%		01/17/2023	5,983,282
1,900,000	POSCO	2.75%		07/15/2024	2,011,227
4,100,000	PSA Treasury Pte Ltd.	2.13%		09/05/2029	4,317,902
800,000	PTTEP Treasury Center Company Ltd.	2.59%	^	06/10/2027	836,893
12,500,000	Reliance Industries Ltd.	5.40%		02/14/2022	13,094,401
600,000	Rolls-Royce PLC	5.75%	^	10/15/2027	665,250
4,000,000	SACI Falabella	3.75%		04/30/2023	4,222,250
600,000	Saudi Arabian Oil Company	1.63%	^	11/24/2025	615,124
3,000,000	Sinopec Group Overseas Development Ltd.	2.70%	^	05/13/2030	3,117,746
181,400	Star Energy Geothermal Wayang Windu Ltd.	6.75%	^	04/24/2033	205,696
6,076,900	Star Energy Geothermal Wayang Windu Ltd.	6.75%		04/24/2033	6,890,809
530,000	Starfruit Finco B.V.	8.00%	^	10/01/2026	564,119
2,165,000	Stars Group Holdings B.V.	7.00%	^	07/15/2026	2,282,722
1,200,000	State Grid Overseas Investment Ltd.	1.00%		08/05/2025	1,191,786
1,024,000	State Grid Overseas Investment Ltd.	3.75%		05/02/2023	1,092,456
2,000,000	State Grid Overseas Investment Ltd.	3.13%		05/22/2023	2,104,101
9,829,971	Stoneway Capital Corporation	10.00%	Ω	03/01/2027	4,030,288
22,810,000	Sumitomo Mitsui Financial Group, Inc. (3 Month LIBOR USD + 0.74%)	0.96%		01/17/2023	22,973,420
2,805,000	Superior Plus LP	7.00%	^	07/15/2026	3,004,856
350,000	Sydney Airport Finance Company Pty Ltd.	3.63%	^	04/28/2026	384,606
550,000	Syngenta Finance N.V.	4.38%		03/28/2042	549,597
500,000	Syngenta Finance N.V.	5.68%	^	04/24/2048	520,692
7,000,000	Syngenta Finance N.V.	5.68%		04/24/2048	7,289,689
1,200,000	Tecnoglass, Inc.	8.20%		01/31/2022	1,255,230
4,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	4,197,540
1,230,000	Telesat LLC	4.88%	^	06/01/2027	1,276,894
934,000	Telesat LLC	6.50%	^	10/15/2027	977,338
8,800,000	Temasek Financial Ltd.	1.00%	^	10/06/2030	8,608,427
9,200,000	Tencent Holdings Ltd.	2.39%	^	06/03/2030	9,443,340
1,230,000	Tervita Corporation	11.00%	^	12/01/2025	1,327,551
500,000	Titan Acquisition Ltd.	7.75%	^	04/15/2026	518,750
5,000,000	TransCanada PipeLines Ltd.	4.25%		05/15/2028	5,906,972
2,000,000	Transelec S.A.	4.63%		07/26/2023	2,168,770
500,000	Transelec S.A.	3.88%		01/12/2029	565,535
5,500,000	UEP Penonome II SA	6.50%	^	10/01/2038	5,743,485
4,500,000	Unifin Financiera S.A.B. de C.V.	7.38%		02/12/2026	4,320,000
13,900,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	†	01/29/2025	10,668,389
1,418,000	Union Bank of the Philippines	3.37%		11/29/2022	1,482,449
8,883,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88%	†	10/19/2023	9,249,424
8,000,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	8,137,160
5,600,000	Vedanta Resources Finance PLC	9.25%	^	04/23/2026	4,256,000
2,500,000	Vedanta Resources Ltd.	7.13%		05/31/2023	2,057,500
15,000,000	Vedanta Resources Ltd.	6.13%		08/09/2024	10,837,500
2,300,000	Vertical Newco, Inc.	5.25%	^	07/15/2027	2,442,313
685,000	Virgin Media Finance PLC	5.00%	^	07/15/2030	711,544
7,430,000	Volkswagen Group of America Finance LLC	4.25%	^	11/13/2023	8,178,855
1,600,000	Woori Bank (5 Year CMT Rate + 2.66%)	4.25%	†	10/04/2024	1,674,630

Total Foreign Corporate Bonds (Cost $965,735,703)					992,194,050

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.1%
1,700,000	Abu Dhabi Government International Bond	0.75%	^	09/02/2023	1,705,355
2,200,000	Abu Dhabi Government International Bond	2.50%	^	04/16/2025	2,354,198
3,100,000	Abu Dhabi Government International Bond	3.13%	^	04/16/2030	3,506,875
11,200,000	Brazilian Government International Bond	2.88%		06/06/2025	11,676,112
4,100,000	Dominican Republic International Bond	4.88%	^	09/23/2032	4,545,875
2,000,000	Indonesia Government International Bond	3.38%		04/15/2023	2,125,016
7,500,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	8,255,863
500,000	Malaysia Sukuk Global BHD	3.18%		04/27/2026	559,474
7,121,000	Mexico Government International Bond	4.15%		03/28/2027	8,229,206
14,415,000	Mexico Government International Bond	3.75%		01/11/2028	16,227,614
200,000	Perusahaan Penerbit	3.40%		03/29/2022	207,131
720,000	Perusahaan Penerbit	3.75%		03/01/2023	768,496
2,600,000	Perusahaan Penerbit	4.15%		03/29/2027	2,985,242
3,050,000	Peruvian Government International Bond	2.39%		01/23/2026	3,258,955
10,250,000	Peruvian Government International Bond	2.78%		01/23/2031	11,272,540
3,800,000	Philippine Government International Bond	2.46%		05/05/2030	4,108,903
4,950,000	Philippine Government International Bond	1.65%		06/10/2031	5,024,260
3,100,000	Philippine Government International Bond	2.95%		05/05/2045	3,280,138
3,700,000	Qatar Government International Bond	3.88%		04/23/2023	3,981,015
8,100,000	Qatar Government International Bond	3.38%		03/14/2024	8,784,450
8,500,000	Saudi Government International Bond	2.38%		10/26/2021	8,636,697
4,700,000	Saudi Government International Bond	2.88%		03/04/2023	4,927,292
8,100,000	Saudi Government International Bond	2.90%	^	10/22/2025	8,741,722

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $117,076,966)					125,162,429

Municipal Bonds - 0.1%
3,290,000	Missouri Highway & Transportation Commission	5.06%		05/01/2024	3,746,652
4,430,000	State of California	7.55%		04/01/2039	7,787,630

Total Municipal Bonds (Cost $9,854,297)					11,534,282

Non-Agency Commercial Mortgage Backed Obligations - 7.9%
2,000,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-C	3.60%	#^	05/15/2053	2,170,688
12,071,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	2.46%	^	06/15/2035	11,026,091
2,638,666	BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ-C	3.61%	#^	08/14/2034	2,739,661
1,790,000	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-B	4.36%	#	09/15/2048	1,842,815
1,045,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-B (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.66%	^	03/15/2036	1,033,720
4,259,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.51%	^	03/15/2036	4,059,372
4,968,584	BANK, Series 2017-BNK8-XA	0.74%	#I/O	11/15/2050	208,979
1,821,000	BANK, Series 2018-BN10-B	4.08%	#	02/15/2061	2,075,717
1,857,000	BANK, Series 2018-BN10-C	4.16%	#	02/15/2061	1,938,193
405,000	BANK, Series 2018-BN13-B	4.56%	#	08/15/2061	475,742
1,005,000	BANK, Series 2020-BN28-AS	2.14%		03/15/2063	1,025,789
5,927,000	BANK, Series 2020-BN28-B	2.34%		03/15/2063	6,042,032
2,906,000	BANK, Series 2020-BN28-C	3.15%	#	03/15/2063	3,022,803
1,508,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.36%	^	08/15/2036	1,476,215
1,719,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.86%	^	08/15/2036	1,649,998
1,355,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.66%	^	08/15/2036	1,288,357
3,451,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	3.66%	^	08/15/2036	3,162,246
13,951,000	Barclays Commercial Mortgage Trust, Series 2019-C3-B	4.10%		05/15/2052	15,945,676
63,043,733	BBCMS Mortgage Trust, Series 2020-C7-XA	1.63%	#I/O	04/15/2053	6,965,702
5,670,000	BBCMS Mortgage Trust, Series 2020-C8-C	3.36%	#	10/15/2053	5,876,081
3,318,000	Benchmark Mortgage Trust, Series 2019-B10-C	3.75%		03/15/2062	3,433,704
3,983,000	Benchmark Mortgage Trust, Series 2020-B18-AGNF	4.14%	^	07/15/2053	4,028,399
11,563,000	Benchmark Mortgage Trust, Series 2020-B18-C	3.65%	#	07/15/2053	12,249,892
4,549,000	Benchmark Mortgage Trust, Series 2020-B19-AS	2.15%		09/15/2053	4,719,456
3,193,000	Benchmark Mortgage Trust, Series 2020-B19-B	2.35%		09/15/2053	3,284,710
1,091,000	Benchmark Mortgage Trust, Series 2020-B19-C	3.21%		09/15/2053	1,137,345
14,713,000	BFLD, Series 2019-DPLO-E (1 Month LIBOR USD + 2.24%, 2.24% Floor)	2.40%	^	10/15/2034	13,879,370
10,076,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	07/15/2035	9,520,946
3,283,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	1.48%	^	03/15/2037	3,291,330
8,207,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	2.11%	^	03/15/2037	8,239,643
2,187,893	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.21%	^	07/15/2034	2,172,822
5,361,800	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.31%	^	07/15/2034	5,317,233
12,349,000	BX Trust, Series 2019-OC11-E	4.08%	#^	12/09/2041	12,310,385
3,275,000	CD Mortgage Trust, Series 2017-CD4-C	4.35%	#	05/10/2050	3,547,474
71,506,530	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	1.00%	#I/O	01/10/2048	3,091,692
3,267,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-B	4.20%	#	06/15/2050	3,628,200
3,053,000	CHT Mortgage Trust, Series 2017-CSMO-B (1 Month LIBOR USD + 1.40%, 1.40% Floor)	1.56%	^	11/15/2036	3,008,321
5,198,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.16%	^	11/15/2036	5,003,092
1,628,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	3.90%	^	11/15/2036	1,572,389
6,844,010	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	1.75%	#^I/O	09/10/2045	151,068
3,000,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25-C	4.52%	#	10/10/2047	3,234,553
1,898,500	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42%	#^	02/10/2048	1,699,535
3,750,803	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.34%	#I/O	02/10/2048	168,781
4,470,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	3,216,405
41,444,504	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.70%	#I/O	04/15/2049	2,699,712
43,704,347	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	1.96%	#I/O	07/10/2049	3,357,320
81,145,560	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.50%	#I/O	10/10/2049	4,765,622
11,770,000	Citigroup Commercial Mortgage Trust, Series 2017-C4-B	4.10%	#	10/12/2050	12,961,776
321,000	Citigroup Commercial Mortgage Trust, Series 2018-B2-B	4.28%	#	03/10/2051	364,223
1,977,000	Citigroup Commercial Mortgage Trust, Series 2018-C5-C	4.72%	#	06/10/2051	2,195,844
9,344,000	Citigroup Commercial Mortgage Trust, Series 2019-GC41-B	3.20%		08/10/2056	10,087,482
8,478,000	Citigroup Commercial Mortgage Trust, Series 2020-555-F	3.62%	#^	12/10/2041	7,307,264
7,003,000	Citigroup Commercial Mortgage Trust, Series 2020-555-G	3.62%	#^	12/10/2041	5,316,201
1,815,000	COMM Mortgage Trust, Series 2014-CR16-B	4.58%		04/10/2047	1,971,268
3,325,000	COMM Mortgage Trust, Series 2015-CR25-B	4.54%	#	08/10/2048	3,717,528
21,360,910	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	1.85%	#I/O	10/15/2045	502,389
3,175,665	Commercial Mortgage Pass-Through Certificates, Series 2012-LC4-XA	2.10%	#^I/O	12/10/2044	39,698
7,335,783	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.51%	#	11/10/2047	7,782,405
55,290,559	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	0.93%	#I/O	10/10/2048	2,013,876
4,310,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.33%	#	07/10/2048	4,320,819
5,579,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.62%	#	10/10/2048	5,743,449
5,997,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.64%	#	02/10/2049	6,276,266
56,749,286	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	0.98%	#I/O	02/10/2049	2,248,651
9,383,000	Commercial Mortgage Pass-Through Certificates, Series 2016-GCT-E	3.46%	#^	08/10/2029	9,394,611
2,808,000	Commercial Mortgage Pass-Through Certificates, Series 2016-GCT-F	3.46%	#^	08/10/2029	2,790,626
12,424,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-C (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.86%	^	09/15/2033	11,380,082
8,464,000	Core Mortgage Trust, Series 2019-CORE-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	12/15/2031	8,279,297
2,064,000	Core Mortgage Trust, Series 2019-CORE-F (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.51%	^	12/15/2031	2,006,683
5,597,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.56%	#	11/15/2048	5,776,091
3,461,000	CSAIL Commercial Mortgage Trust, Series 2016-C6-D	4.95%	#^	01/15/2049	3,277,086
41,300,890	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.92%	#I/O	01/15/2049	3,096,642
11,488,000	CSAIL Commercial Mortgage Trust, Series 2018-C14-C	4.89%	#	11/15/2051	12,779,336
400,000	CSAIL Commercial Mortgage Trust, Series 2018-CX12-B	4.61%	#	08/15/2051	451,521
3,800,000	CSAIL Commercial Mortgage Trust, Series 2018-CX12-C	4.76%	#	08/15/2051	3,891,056
9,269,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-AS	3.61%		06/15/2052	10,388,760
9,269,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-B	3.88%		06/15/2052	10,023,315
6,238,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-C	3.61%	#	03/15/2053	6,624,352
127,088,283	CSAIL Commercial Mortgage Trust, Series 2020-C19-XA	1.12%	#I/O	03/15/2053	10,477,222
798,000	CSMC Trust, Series 2017-CALI-D	3.78%	#^	11/10/2032	828,886
4,944,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	07/15/2032	4,415,340
4,359,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	3.46%	^	07/15/2032	3,549,411
6,269,000	CSMC Trust, Series 2020-NET-C	3.53%	^	08/15/2037	6,570,403
4,503,000	DBGS Mortgage Trust, Series 2018-5BP-D (1 Month LIBOR USD + 1.35%, 1.35% Floor)	1.51%	^	06/15/2033	4,419,602
186,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.45%, 2.45% Floor)	2.61%	^	06/15/2033	171,409
2,200,972	DBUBS Mortgage Trust, Series 2011-LC2A-XA	0.96%	#^I/O	07/10/2044	563
4,475,000	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-C	3.35%	#	05/10/2049	4,219,448
59,338,123	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.44%	#I/O	05/10/2049	3,332,571
1,500,000	Exantas Capital Corporation, Series 2020-RSO8-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.65%	^	03/15/2035	1,459,666
8,242,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-E	3.96%	#^	12/10/2036	8,413,828
6,410,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-F	3.96%	#^	12/10/2036	6,406,005
7,412,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	3.96%	#^	12/10/2036	7,028,104
1,014,301	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	5.20%	^	07/25/2023	1,031,492
9,365,000	FREMF Mortgage Trust, Series 2018-KC02-C	0.00%	^P/O	08/25/2025	6,595,453
14,819,000	FREMF Mortgage Trust, Series 2019-K99-D	0.00%	^P/O	10/25/2052	6,976,095
12,000,000	Grace Trust, Series 2020-GRCE-D	2.68%	#^	12/10/2040	12,036,706
4,000,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.29%	^	12/15/2036	3,557,462
4,424,000	GS Mortgage Securities Corporation, Series 2018-RIVR-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.41%	^	07/15/2035	4,131,729
7,055,000	GS Mortgage Securities Corporation, Series 2015-GC32-B	4.41%	#	07/10/2048	7,899,315
4,256,000	GS Mortgage Securities Corporation, Series 2019-SOHO-E (1 Month LIBOR USD + 1.87%, 1.88% Floor)	2.03%	^	06/15/2036	4,008,951
2,606,860	GS Mortgage Securities Trust, Series 2011-GC5-XA	1.32%	#^I/O	08/10/2044	5,971
4,513,847	GS Mortgage Securities Trust, Series 2012-GC6-XA	1.92%	#^I/O	01/10/2045	39,946
9,506,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.51%	#^	11/10/2047	7,146,015
95,215,195	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.76%	#I/O	11/10/2048	3,086,781
1,825,000	GS Mortgage Securities Trust, Series 2016-GS2-C	4.71%	#	05/10/2049	1,963,842
46,618,417	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.75%	#I/O	05/10/2049	3,556,719
5,801,000	GS Mortgage Securities Trust, Series 2017-GS6-B	3.87%		05/10/2050	6,460,006
10,779,000	GS Mortgage Securities Trust, Series 2019-GC39-B	3.97%		05/10/2052	11,933,448
4,854,000	GS Mortgage Securities Trust, Series 2016-GS2-B	3.76%	#	05/10/2049	5,316,792
9,879,000	GSCG Trust, Series 2019-600C-D	3.76%	^	09/06/2034	9,770,372
791,000	GSCG Trust, Series 2019-600C-E	3.99%	#^	09/06/2034	775,789
11,087,664	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.31%	^	11/15/2036	10,062,676
294,116	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.29%	#I/O	05/15/2045	3
739,248	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-C4-XA	1.20%	#^I/O	07/15/2046	327
17,517,722	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	1.75%	#I/O	10/15/2045	417,241
4,592,512	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.48%	#I/O	06/15/2045	34,370
59,171,879	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	0.94%	#I/O	01/15/2049	2,196,454
2,976,800	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D (1 Month LIBOR USD + 2.10%, 2.30% Floor)	2.30%	^	06/15/2032	2,885,927
2,837,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2-B	3.46%		08/15/2049	3,004,101
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR4-C	4.94%	#	03/10/2052	1,093,215
7,958,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP-E	3.86%	#^	12/05/2038	7,280,290
43,387,545	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.81%	#I/O	02/15/2047	871,669
3,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.66%	#	08/15/2047	2,968,055
2,766,125	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.47%	#	09/15/2047	2,825,863
3,766,500	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.45%	#	11/15/2047	3,731,021
46,295,006	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.85%	#I/O	11/15/2047	1,264,761
12,131,110	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.81%	#^	02/15/2048	9,918,597
1,846,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-B	3.99%		10/15/2048	1,971,197
4,987,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.20%	#	05/15/2048	4,913,769
56,212,521	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.51%	#I/O	07/15/2048	1,122,294
44,650,175	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.83%	#I/O	08/15/2048	1,466,664
4,138,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.65%	#	11/15/2048	3,404,415
6,470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.61%	#	12/15/2048	6,945,676
1,447,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.74%	#	03/15/2049	1,619,241
54,117,701	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.57%	#I/O	06/15/2049	3,186,591
1,638,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR4-B	4.44%		03/10/2052	1,888,957
7,675,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2-AS	3.48%		06/15/2049	8,245,102
9,960,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-C	3.73%	#	05/13/2053	10,797,357
457,913	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.70%	#^I/O	11/15/2038	109
369,300	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XW	0.70%	#^I/O	11/15/2038	88
5,425,000	LSTAR Commercial Mortgage Trust, Series 2016-4-C	4.59%	#^	03/10/2049	4,956,579
13,184,000	MBRT, Series 2019-MBR-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.71%	^	11/15/2036	12,328,002
4,500,000	MKT Mortgage Trust, Series 2020-525M-F	2.94%	#^	02/12/2040	4,153,668
1,844,649	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.41%	#^I/O	08/15/2045	28,791
2,500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17-C	4.48%	#	08/15/2047	2,602,025
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.52%	#	10/15/2047	3,103,141
1,508,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	1,583,493
1,406,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-B	4.16%		02/15/2048	1,534,551
3,620,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.46%	#	02/15/2048	3,805,033
33,174,568	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.28%	#I/O	02/15/2048	1,328,087
75,089,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-XB	0.14%	#^I/O	07/15/2050	615,152
2,957,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.52%	#	10/15/2048	3,223,594
4,674,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.52%	#	12/15/2047	4,854,992
6,710,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	5,684,620
47,638,053	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30-XA	1.40%	#I/O	09/15/2049	2,920,113
6,364,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-B	4.11%		05/15/2050	7,027,761
3,194,000	Morgan Stanley Capital Trust , Series 2018-H3-C	4.85%	#	07/15/2051	3,565,744
28,591,470	Morgan Stanley Capital Trust, Series 2016-UB11-XA	1.51%	#I/O	08/15/2049	1,737,398
3,022,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.36%	^	11/15/2034	2,704,914
4,533,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.31%	^	11/15/2034	3,983,709
2,183,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.51%	^	11/15/2034	1,815,791
11,179,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.21%	^	10/15/2037	10,966,893
2,108,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.34%	^	06/15/2035	1,886,240
52,628,532	SG Commercial Mortgage Securities Trust, Series 2016-C5-XA	1.96%	#I/O	10/10/2048	3,679,303
1,374,000	UBS Commercial Mortgage Trust, Series 2013-C5-D	4.10%	#^	03/10/2046	866,048
8,911,000	UBS Commercial Mortgage Trust, Series 2017-C1-B	4.04%		06/15/2050	9,751,708
11,933,000	UBS Commercial Mortgage Trust, Series 2017-C2-B	3.99%	#	08/15/2050	12,914,253
2,491,000	UBS Commercial Mortgage Trust, Series 2017-C6-B	4.15%	#	12/15/2050	2,740,145
6,958,000	UBS Commercial Mortgage Trust, Series 2017-C7-C	4.58%	#	12/15/2050	7,573,598
559,000	UBS Commercial Mortgage Trust, Series 2018-C10-C	5.09%	#	05/15/2051	625,530
7,293,000	UBS Commercial Mortgage Trust, Series 2018-C11-C	4.89%	#	06/15/2051	7,161,998
2,896,000	UBS Commercial Mortgage Trust, Series 2018-C12-C	4.96%	#	08/15/2051	2,894,554
5,698,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.70%	#	02/15/2051	5,753,708
9,400,723	UBS Commercial Mortgage Trust, Series 2012-C3-XA	2.82%	#^I/O	08/10/2049	221,331
3,513,520	UBS Commercial Mortgage Trust, Series 2013-C5-B	3.65%	#^	03/10/2046	3,530,770
401,275	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.27%	#I/O	11/15/2048	4
2,031,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	1,057,639
8,809,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.09%	#	05/15/2048	8,992,264
4,891,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.60%	#	11/15/2048	4,930,804
42,048,114	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.10%	#I/O	05/15/2048	1,553,695
4,207,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3-C	4.50%	#	09/15/2057	4,519,689
7,353,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.70%	#	12/15/2048	7,956,428
63,331,927	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	0.92%	#I/O	12/15/2048	2,457,399
4,650,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.73%	#	01/15/2059	4,972,854
4,483,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-C	3.90%		03/15/2059	4,606,249
7,687,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C35-B	3.44%		07/15/2048	8,091,305
2,518,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37-C	4.49%	#	12/15/2049	2,701,951
2,574,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC25-B	4.42%	#	12/15/2059	2,898,733
7,224,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-B	3.81%		11/15/2049	7,746,180
78,912,202	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.61%	#I/O	11/15/2049	4,571,755
2,638,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C45-C	4.73%		06/15/2051	2,878,657
7,228,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C46-C	4.98%	#	08/15/2051	8,198,440
12,408,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	4.94%	#	09/15/2061	12,708,420
6,546,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48-C	5.12%	#	01/15/2052	7,319,793
2,558,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C49-B	4.55%		03/15/2052	2,935,135
8,421,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C49-C	4.87%	#	03/15/2052	9,256,148
21,162,518	Wells Fargo Commercial Mortgage Trust, Series 2019-C49-XA	1.27%	#I/O	03/15/2052	1,726,842
10,776,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-B	4.19%		05/15/2052	12,056,610
10,776,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-C	4.35%		05/15/2052	11,070,284
9,344,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-B	3.84%	#	06/15/2052	10,292,952
11,727,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-B	3.14%		02/15/2053	12,506,009
5,510,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-B	2.70%		07/15/2053	5,697,329
3,800,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-C	3.16%		07/15/2053	3,822,944
12,453,896	Wells Fargo Commercial Mortgage Trust, Series 2012-C9-XA	1.88%	#^I/O	11/15/2045	314,721
68,698,870	Wells Fargo Commercial Mortgage Trust, Series 2014-C21-XA	1.03%	#I/O	08/15/2047	1,991,731
48,471,209	Wells Fargo Commercial Mortgage Trust, Series 2014-C22-XA	0.80%	#I/O	09/15/2057	1,133,058

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $958,946,278)					926,554,504

Non-Agency Residential Collateralized Mortgage Obligations - 10.2%
8,101,618	Adjustable Rate Mortgage Trust, Series 2007-1-4A1	4.45%	#	03/25/2037	6,724,467
31,712	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	4.40%	#^	11/25/2037	34,279
10,870,520	Alternative Loan Trust, Series 2005-49CB-A2	5.50%		11/25/2035	9,864,768
7,818,717	Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	6,348,736
8,342,566	Alternative Loan Trust, Series 2007-OA8-2A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.33%		06/25/2047	6,459,213
3,100,000	AMSR Trust, Series 2019-SFR1-E	3.47%	^	01/19/2039	3,179,632
3,024,995	Angel Oak Mortgage Trust LLC, Series 2018-3-A1	3.65%	#^	09/25/2048	3,090,755
4,127,884	Angel Oak Mortgage Trust LLC, Series 2018-3-A2	3.75%	#^	09/25/2048	4,153,834
3,927,810	Angel Oak Mortgage Trust LLC, Series 2018-3-A3	3.85%	#^	09/25/2048	3,947,416
355,319	Banc of America Funding Corporation, Series 2005-G-A3	3.01%	#	10/20/2035	351,730
264,290	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	265,144
142,332	Banc of America Funding Corporation, Series 2006-6-1A2	6.25%		08/25/2036	140,258
1,478,058	Bayview Opportunity Master Fund Trust, Series 2019-SBR1-A1	3.47%	^§	06/28/2034	1,485,054
254,604	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	184,969
2,019,320	Chase Mortgage Finance Trust, Series 2007-A2-6A4	3.42%	#	07/25/2037	1,921,633
947,742	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	207,779
20,000,000	CIM Trust, Series 2016-2RR-B2	5.99%	#^Þ	02/25/2056	18,518,404
20,000,000	CIM Trust, Series 2016-3RR-B2	5.98%	# ^Þ	02/27/2056	18,543,950
21,621,658	CIM Trust, Series 2017-6-A1	3.02%	#^	06/25/2057	21,681,301
6,953,000	CIM Trust, Series 2020-R2-M2	3.00%	#^	10/25/2059	7,077,163
48,976	CitiCorporationMortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	50,561
856,989	CitiCorporationResidential Mortgage Securities, Inc., Series 2006-2-A5	5.19%		09/25/2036	878,963
233,993	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2C	5.85%	ß	05/25/2036	123,981
803,416	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-2A1B	3.73%	#^	11/25/2038	812,866
5,050,183	Citigroup Mortgage Loan Trust, Series 2007-OPX1-A1A (1 Month LIBOR USD + 0.07%, 0.07% Floor)	0.22%		01/25/2037	2,873,170
10,501,495	Citigroup Mortgage Loan Trust, Series 2009-3-5A3	6.00%	#^	02/25/2037	9,862,698
3,794,500	Citigroup Mortgage Loan Trust, Series 2018-RP1-M3	3.00%	#^	09/25/2064	3,882,189
37,813,415	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92%	^	10/25/2058	37,926,780
4,382,907	Citigroup Mortgage Loan Trust, Series 2019-C-A1	3.23%	^§	09/25/2059	4,423,833
96,835	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	97,211
43,427	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	41,221
360,767	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	363,846
5,524,300	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	5,483,107
1,000,000	Corevest American Finance Trust, Series 2020-4-E	3.38%	^	12/15/2052	1,015,405
1,002,611	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	1,043,809
112,216	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	108,198
169,693	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	112,477
676,360	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	622,168
107,964	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	0.85%		10/25/2035	78,038
281,908	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	209,729
7,503,717	Countrywide Alternative Loan Trust, Series 2006-42-1A8	6.00%		01/25/2047	6,033,900
1,169,359	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	849,359
1,246,924	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.60%		08/25/2037	432,044
361,078	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x 1 Month LIBOR USD + 54.58%, 54.58% Cap)	53.35%	I/F	08/25/2037	934,398
72,360	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	29.22%	I/F	08/25/2037	117,340
343,055	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	295,148
1,661,398	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	0.65%		09/25/2037	731,216
1,632,041	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.35%	I/F I/O	09/25/2037	526,398
720,439	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	136,025
13,612	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.43%	#	02/25/2033	13,032
249,130	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	203,000
555,268	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	418,600
220,962	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	187,898
588,379	Countrywide Home Loans, Series 2007-3-A17	6.00%		04/25/2037	441,079
81,761	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	74,046
922,450	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	908,958
3,853,165	Credit Suisse Mortgage Capital Certificates, Series 2009-3R-19A2	6.00%	^	01/27/2038	2,726,643
8,661,294	Credit-Based Asset Servicing & Securitization LLC, Series 2007-RP1-A (1 Month LIBOR USD + 0.31%, 0.31% Floor)	8.00%	^	05/25/2046	7,953,478
2,764,040	CSMC Mortgage-Backed Trust, Series 2006-4-6A1	6.00%		05/25/2036	1,634,751
33,657	CSMC Mortgage-Backed Trust, Series 2006-4-7A1	5.50%		05/25/2021	29,322
61,763	CSMC Mortgage-Backed Trust, Series 2007-1-3A1	6.00%		02/25/2022	18,313
17,703	CSMC Mortgage-Backed Trust, Series 2007-2-2A1	5.00%		03/25/2037	17,191
10,891,865	CSMC Mortgage-Backed Trust, Series 2019-RPL8-A1	3.32%	#^	10/25/2058	10,997,070
1,437,631	CSMC Trust, Series 2010-4R-3A17	6.00%	#^	06/26/2037	1,452,184
35,062,437	CSMC Trust, Series 2018-RPL8-A1	4.13%	#^	07/25/2058	35,212,750
19,552,874	CSMC Trust, Series 2019-JR1-A1	4.10%	#^	09/27/2066	19,863,498
43,084,714	CSMC Trust, Series 2020-RPL1-PT1	3.44%	^	10/25/2069	43,428,013
9,035,400	CSMC Trust, Series 2020-RPL4-M1	2.50%	^	01/25/2060	9,161,285
517,650	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	11.90%	^I/F	04/15/2036	474,801
98,773	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x 1 Month LIBOR USD + 14.60%, 14.61% Cap)	14.30%	^I/F	04/15/2036	103,242
1,064,303	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	11.90%	^I/F	04/15/2036	1,062,140
6,895,731	Deutsche Mortgage Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	6,812,843
14,052,063	First Franklin Mortgage Loan Trust, Series 2007-FF2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.29%		03/25/2037	9,912,828
278,017	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2-1A5	6.00%		05/25/2036	196,268
3,285,305	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8-1A1	6.25%		02/25/2037	2,246,532
58,347	First Horizon Alternative Mortgage Securities Trust, Series 2006-RE1-A1	5.50%		05/25/2035	50,896
19,200,000	FMC GMSR Issuer Trust, Series 2019-GT2-A	4.23%	#^	09/25/2024	18,887,635
12,435,183	GCAT LLC, Series 2020-2-A1	3.72%	^§	06/25/2025	12,485,351
2,251,736	GMACM Mortgage Loan Trust, Series 2006-J1-A6	5.75%		04/25/2036	2,253,381
7,546,000	GS Mortgage-Backed Securities Trust, Series 2020-NQM1-M1	3.29%	#^	09/27/2060	7,646,460
30,443	GSAA Home Equity Trust, Series 2005-7-AF5	4.61%		05/25/2035	30,949
1,138,183	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	968,962
992,608	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	669,387
2,276,802	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	2,300,975
25,403,346	GSR Mortgage Loan Trust, Series 2006-OA1-1A1 (1 Month LIBOR USD + 0.44%, 0.44% Floor)	0.59%		08/25/2046	8,850,340
245,452	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	336,413
19,200,000	Headlands Residential LLC, Series 2019-RPL1-NOTE	3.97%	^§	06/25/2024	19,324,781
5,250,000	Homeward Opportunities Fund Trust, Series 2020-2-M1	3.90%	#^	05/25/2065	5,440,570
9,000,000	Homeward Opportunities Fund Trust, Series 2020-BPL1-A1	3.23%	^§	08/25/2025	9,014,936
25,705,694	HSI Asset Securitization Corporation, Series 2006-HE1-1A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.29%		10/25/2036	11,620,061
34,302,111	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap)	0.42%		02/25/2037	31,291,874
274,088	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.69%		05/25/2036	265,200
5,920,248	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.31%	ß	08/25/2036	5,736,084
135,442	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.12%	ß	08/25/2036	133,364
136,434	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	ß	12/25/2036	136,658
16,740,204	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2-A5 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.40%		07/25/2036	10,280,452
21,452,430	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC3-A4 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.30%		08/25/2036	17,380,611
3,626,534	JP Morgan Mortgage Trust, Series 2006-S1-2A9	6.50%		04/25/2036	4,034,501
207,734	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	149,897
31,510,315	Legacy Mortgage Asset Trust, Series 2018-GS2-A1	4.00%	^§	04/25/2058	31,761,900
1,311,931	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20%	^§	05/25/2059	1,326,530
33,851,294	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00%	^	06/25/2058	33,769,543
4,495,781	Legacy Mortgage Asset Trust, Series 2019-SL3-A	3.47%	^§	11/25/2061	4,525,079
36,210,404	Legacy Mortgage Asset Trust, Series 2020-GS2-A1	2.75%	^§	03/25/2060	36,424,016
466,295	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	337,118
34,068	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x 1 Month LIBOR USD + 30.68%, 30.68% Cap)	30.00%	I/F	01/25/2037	58,628
614,159	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	338,708
123,676	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	105,685
4,795,018	Lehman Trust, Series 2005-9N-1A1 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	0.42%		02/25/2036	4,573,239
6,780,171	Lehman Trust, Series 2007-1-1A2 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.47%		02/25/2037	6,674,977
38,649,230	Long Beach Mortgage Loan Trust, Series 2006-2-2A3 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	0.53%		03/25/2046	18,303,089
14,983,070	Long Beach Mortgage Loan Trust, Series 2006-3-2A3 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	0.51%		05/25/2046	6,902,684
17,984,505	Long Beach Mortgage Loan Trust, Series 2006-6-2A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.30%		07/25/2036	9,427,125
88,711	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	90,466
5,761,280	MASTR Alternative Loans Trust, Series 2006-1-A5	6.00%		02/25/2036	4,062,150
39,706	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	20,511
1,265,592	MASTR Asset Securitization Trust, Series 2006-2-1A11 (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.00%		06/25/2036	1,108,275
13,096,526	Merrill Lynch Alternative Asset Trust, Series 2007-OAR4-A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.40%		08/25/2037	12,500,479
2,009,077	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A8	6.00%		03/25/2037	1,232,972
13,865,750	MFA LLC, Series 2018-NPL1-A1	3.88%	^§	05/25/2048	13,917,293
19,820	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	20,015
697,638	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	695,411
2,071,584	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	4.99%	#	06/25/2036	1,692,246
579,095	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75%	#^	05/26/2037	574,248
4,333,931	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	2.69%	#^	10/25/2060	4,367,927
1,912,012	New Residential Mortgage Loan Trust, Series 2020-NPL1-A1	4.34%	^§	07/25/2060	1,938,421
36,126,350	New Residential Mortgage Loan Trust, Series 2020-NPL2-A1	3.23%	^§	08/25/2060	36,443,290
185,081	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	80,584
556,166	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	ß	10/25/2036	223,326
956,672	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	ß	02/25/2037	386,865
10,699,481	NRPL Trust, Series 2019-3A-A1	3.00%	^§	07/25/2059	10,779,200
8,700,000	NRZ Excess Spread-Collateralized Notes, Series 2020-PLS1-A	3.84%	^	12/25/2025	8,724,969
44,246	Option One Mortgage Loan Trust, Series 2004-3-M3 (1 Month LIBOR USD + 0.98%, 0.98% Floor)	1.12%		11/25/2034	43,984
25,074,938	Option One Mortgage Loan Trust, Series 2007-6-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.34%		07/25/2037	22,941,104
13,636,084	PMT Credit Risk Transfer Trust, Series 2020-1R-A (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.50%	^	02/27/2023	13,393,947
7,922,494	PR Mortgage Loan Trust, Series 2014-1-APT	5.91%	#^	10/25/2049	7,838,845
3,261,450	Pretium Mortgage Credit Partners LLC, Series 2019-CFL1-A1	3.72%	^§	01/25/2059	3,292,573
3,396,484	Pretium Mortgage Credit Partners LLC, Series 2020-NPL3-A1	3.10%	^§	06/27/2060	3,409,015
28,533,285	PRPM LLC, Series 2019-3A-A1	3.35%	^§	07/25/2024	28,635,887
13,597,101	PRPM LLC, Series 2019-GS1-A1	3.50%	#^	10/25/2024	13,784,347
11,874,464	PRPM LLC, Series 2020-3-A1	2.86%	^§	09/25/2025	11,989,055
8,018,166	RBSGC Mortgage Loan Trust, Series 2005-A-3A	6.00%		04/25/2035	5,385,963
28,767,134	Redwood Funding Trust, Series 2019-1-PT	4.21%	^§	09/27/2024	29,066,542
217,224	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	214,011
270,071	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	266,854
2,947,008	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	2,997,925
2,823,383	Residential Accredit Loans, Inc., Series 2006-QS4-A10	6.00%		04/25/2036	2,746,263
569,449	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	555,739
22,105	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		06/25/2021	21,338
966,183	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	936,501
3,429,726	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	3,225,772
111,320	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.91%		01/25/2035	113,760
196,602	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	146,864
262,233	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	195,329
48,195	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	38,535
1,610,419	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	768,548
128,692	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	27.81%	I/FÞ	01/25/2046	184,501
69,050	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	66,991
337,246	Residential Funding Mortgage Securities Trust, Series 2006-S11-A3	6.00%		11/25/2036	331,172
671,257	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	644,150
432,240	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	390,517
5,154,000	Residential Mortgage Loan Trust, Series 2020-1-M1	3.24%	#^	02/25/2024	5,030,984
8,523,282	Seasoned Credit Risk Transfer Trust, Series 2018-2-HV	3.00%	#	11/25/2057	9,347,268
22,502,530	Seasoned Credit Risk Transfer Trust, Series 2019-4-M55D	4.00%		02/25/2059	24,932,258
21,775,795	Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1-A2C (1 Month LIBOR USD + 0.16%, 0.16% Floor)	0.31%		12/25/2036	7,313,078
32,299,340	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	0.73%	#^	02/25/2054	27,189,753
5,616,891	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	2.28%	#^	12/26/2059	5,263,669
6,258,935	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	3.15%	#^	10/25/2044	5,996,235
6,050,406	Sequoia Mortgage Trust, Series 2007-3-2AA1	3.22%	#	07/20/2037	5,531,296
8,647,163	Soundview Home Loan Trust, Series 2007-OPT4-1A1 (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.15%		09/25/2037	6,955,771
5,910,000	Starwood Mortgage Residential Trust, Series 2020-1-B1	3.73%	#^	02/25/2050	5,994,009
4,037,814	Structured Asset Investment Loan Trust, Series 2006-BNC3-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.33%		09/25/2036	3,072,250
1,049,158	Structured Asset Securities Corporation, Series 2005-RF1-A (1 Month LIBOR USD + 0.35%, 0.35% Floor)	0.50%	^	03/25/2035	939,450
1,049,158	Structured Asset Securities Corporation, Series 2005-RF1-AIO	4.67%	#^I/O	03/25/2035	175,417
14,000,000	Toorak Mortgage Corporation Ltd., Series 2019-2-A1	3.72%	^§	09/25/2022	14,235,785
19,642,182	Velocity Commercial Capital Loan Trust, Series 2018-1-A	3.59%	^	04/25/2048	20,607,069
2,962,289	Velocity Commercial Capital Loan Trust, Series 2018-1-M1	3.91%	^	04/25/2048	3,134,350
1,492,240	Velocity Commercial Capital Loan Trust, Series 2018-1-M2	4.26%	^	04/25/2048	1,542,852
937,668	Velocity Commercial Capital Loan Trust, Series 2018-1-M3	4.41%	^	04/25/2048	966,655
11,744,011	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05%	#^	10/26/2048	12,358,849
4,736,575	Velocity Commercial Capital Loan Trust, Series 2019-1-M1	3.94%	#^	03/25/2049	4,907,622
1,309,464	Velocity Commercial Capital Loan Trust, Series 2019-1-M2	4.01%	#^	03/25/2049	1,338,282
1,478,948	Velocity Commercial Capital Loan Trust, Series 2019-1-M3	4.12%	#^	03/25/2049	1,499,006
1,853,120	Vericrest Opportunity Loan Trust, Series 2019-NPL5-A1A	3.35%	^§	09/25/2049	1,858,272
1,597,413	Vericrest Opportunity Loan Trust, Series 2019-NPL7-A1A	3.18%	^§	10/25/2049	1,601,424
6,854,537	Vericrest Opportunity Loan Trust, Series 2020-NPL5-A1A	2.98%	^§	03/25/2050	6,871,205
7,151,000	Verus Securitization Trust, Series 2020-3-M1	3.97%	#^	04/25/2060	7,180,791
7,471,000	Verus Securitization Trust, Series 2020-5-M1	2.60%	#^	05/25/2065	7,509,650
12,733,340	Verus Securitization Trust, Series 2020-NPL1-A1	3.60%	^	08/25/2050	12,846,989
1,363,772	VOLT LLC, Series 2019-NP10-A1A	3.43%	^§	12/27/2049	1,369,198
11,556,859	VOLT LLC, Series 2019-NPL6-A1A	3.23%	^§	10/25/2049	11,590,489
17,157,232	VOLT LLC, Series 2020-NPL1-A1A	3.23%	^§	01/25/2050	17,231,108
9,673,233	VOLT LLC, Series 2020-NPL3-A1A	2.98%	^§	02/25/2050	9,700,829
6,890,552	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7-2A1	3.10%	#	07/25/2037	6,675,764
8,523,096	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A5	4.25%	ß	10/25/2036	4,500,099
107,488	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	107,515
615,580	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	582,283
1,786,143	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	1,848,859
3,787,740	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.25%	ß	10/25/2036	1,998,894
2,242,300	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19-2A (11th District Cost of Funds Index + 1.25%, 1.25% Floor)	1.75%		01/25/2047	2,165,873
6,740,672	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A3	6.00%		04/25/2037	6,115,655
1,160,814	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A6	6.00%		04/25/2037	1,157,495
86,396	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11 (-6 x 1 Month LIBOR USD + 39.48%, 39.48% Cap)	38.59%	I/F	06/25/2037	185,520
8,029,775	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A3	7.00%		06/25/2037	5,582,373
590,581	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	586,336
17,852	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	3.01%	#	08/25/2035	17,969
549,930	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	552,440
40,902	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	41,392

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $1,203,112,014)					1,204,309,397

US Corporate Bonds - 14.2%
11,981,000	AbbVie, Inc.	4.70%		05/14/2045	15,673,395
1,195,000	Academy Ltd.	6.00%	^	11/15/2027	1,254,750
7,975,000	Activision Blizzard, Inc.	1.35%		09/15/2030	7,843,671
1,235,000	Advanced Drainage Systems, Inc.	5.00%	^	09/30/2027	1,301,616
12,868,000	Air Lease Corporation	3.75%		02/01/2022	13,213,233
1,620,000	Air Lease Corporation	2.30%		02/01/2025	1,678,283
1,285,000	Albertsons LLC	4.63%	^	01/15/2027	1,368,274
1,215,000	Albertsons LLC	3.50%	^	03/15/2029	1,228,972
10,410,000	Alexandria Real Estate Equities, Inc.	4.00%		01/15/2024	11,466,432
1,285,000	Alliant Holdings Intermediate LLC	6.75%	^	10/15/2027	1,377,122
1,120,000	Allied Universal Holding Company	6.63%	^	07/15/2026	1,195,656
2,155,000	Allied Universal Holding Company	9.75%	^	07/15/2027	2,352,700
1,120,000	Allison Transmission, Inc.	3.75%	^	01/30/2031	1,148,000
13,360,000	Altria Group, Inc.	4.80%		02/14/2029	16,030,912
1,126,000	AMC Merger, Inc.	8.00%	^	05/15/2025	955,574
1,085,000	American Axle & Manufacturing, Inc.	6.25%		03/15/2026	1,124,331
4,433,000	American Tower Corporation	3.38%		10/15/2026	4,983,448
14,172,000	American Tower Corporation	3.60%		01/15/2028	16,113,721
989,000	Antero Midstream Partners LP	5.75%	^	03/01/2027	973,547
4,135,000	Anthem, Inc.	2.38%		01/15/2025	4,424,240
650,000	Apache Corporation	4.63%		11/15/2025	683,312
1,165,000	Apache Corporation	4.38%		10/15/2028	1,214,489
11,345,000	Apple, Inc.	4.65%		02/23/2046	16,127,109
1,540,000	Aramark Services, Inc.	6.38%	^	05/01/2025	1,647,800
405,000	Arches Buyer, Inc.	4.25%	^	06/01/2028	410,903
590,000	Arconic Corporation	6.00%	^	05/15/2025	630,931
2,000,000	Arconic Corporation	6.13%	^	02/15/2028	2,160,000
398,000	Ardagh Packaging Finance, Inc.	6.00%	^	02/15/2025	412,825
300,000	Ardagh Packaging Finance, Inc.	5.25%	^	04/30/2025	316,903
975,000	Ardagh Packaging Finance, Inc.	5.25%	^	08/15/2027	1,024,540
1,185,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	1,186,066
4,590,000	Arizona Public Service Company	3.35%		05/15/2050	5,353,288
6,320,000	Arrow Electronics, Inc.	3.88%		01/12/2028	7,128,103
340,000	Asbury Automotive Group, Inc.	4.50%		03/01/2028	356,150
340,000	Asbury Automotive Group, Inc.	4.75%		03/01/2030	365,075
690,000	Ascend Learning LLC	6.88%	^	08/01/2025	712,353
2,655,000	Ascend Learning LLC	6.88%	^	08/01/2025	2,737,690
1,000,000	ASGN, Inc.	4.63%	^	05/15/2028	1,041,690
2,980,000	AssuredPartners, Inc.	7.00%	^	08/15/2025	3,097,904
190,000	AssuredPartners, Inc.	5.63%	^	01/15/2029	198,550
23,410,000	AT&T, Inc.	3.50%	^	09/15/2053	23,411,285
13,989,000	Athene Global Funding	3.00%	^	07/01/2022	14,469,653
375,000	Austin BidCo, Inc.	7.13%	^	12/15/2028	392,109
885,000	Avantor, Inc.	4.63%	^	07/15/2028	936,994
1,285,000	Avaya, Inc.	6.13%	^	09/15/2028	1,375,123
13,368,000	AXA Equitable Holdings, Inc.	3.90%		04/20/2023	14,386,211
685,000	Axalta Coating Systems LLC	4.75%	^	06/15/2027	729,525
990,000	B&G Foods, Inc.	5.25%		04/01/2025	1,023,165
785,000	B&G Foods, Inc.	5.25%		09/15/2027	835,350
535,000	Banff Merger Sub, Inc.	9.75%	^	09/01/2026	578,453
12,495,000	Bank of America Corporation (3 Month LIBOR USD + 1.21%)	3.97%		02/07/2030	14,720,483
1,090,000	Bausch Health Companies, Inc.	7.00%	^	03/15/2024	1,122,428
2,355,000	Bausch Health Companies, Inc.	7.00%	^	01/15/2028	2,592,596
1,040,000	Bausch Health Companies, Inc.	6.25%	^	02/15/2029	1,131,198
1,315,000	Bausch Health Companies, Inc.	5.25%	^	01/30/2030	1,378,935
2,045,000	Beacon Roofing Supply, Inc.	4.88%	^	11/01/2025	2,097,280
18,052,000	Becton Dickinson and Company	2.89%		06/06/2022	18,662,396
4,725,000	Berkshire Hathaway Finance Corporation	2.85%		10/15/2050	5,071,931
85,000	Blue Racer Midstream LLC	7.63%	^	12/15/2025	90,737
8,169,000	Boeing Company	2.95%		02/01/2030	8,456,812
13,015,000	Boston Properties LP	3.40%		06/21/2029	14,542,170
125,000	Boxer Parent Company, Inc.	7.13%	^	10/02/2025	135,861
2,065,000	Boyd Gaming Corporation	4.75%		12/01/2027	2,149,273
3,465,000	Boyne USA, Inc.	7.25%	^	05/01/2025	3,644,747
12,260,000	Bristol-Myers Squibb Company	4.35%		11/15/2047	16,482,109
11,507,000	Broadcom, Inc.	3.15%		11/15/2025	12,569,477
11,625,000	Brooklyn Union Gas Company	4.49%	^	03/04/2049	15,410,669
599,000	Builders FirstSource, Inc.	6.75%	^	06/01/2027	650,490
1,300,000	Builders FirstSource, Inc.	5.00%	^	03/01/2030	1,399,125
2,960,000	Burlington Northern Santa Fe LLC	3.05%		02/15/2051	3,361,472
680,000	BWX Technologies, Inc.	4.13%	^	06/30/2028	710,175
680,000	BY Crown Parent LLC	4.25%	^	01/31/2026	697,850
900,000	Cablevision Lightpath LLC	3.88%	^	09/15/2027	906,750
500,000	Cablevision Lightpath LLC	5.63%	^	09/15/2028	524,062
890,000	Calpine Corporation	4.50%	^	02/15/2028	926,935
555,000	Calpine Corporation	5.13%	^	03/15/2028	584,629
600,000	Calpine Corporation	4.63%	^	02/01/2029	617,868
4,070,000	Campbell Soup Company	2.38%		04/24/2030	4,303,870
4,050,000	Capital One Financial Corporation (3 Month LIBOR USD + 0.72%)	0.93%		01/30/2023	4,070,638
595,000	Carnival Corporation	11.50%	^	04/01/2023	688,876
8,420,000	Carrier Global Corporation	3.38%		04/05/2040	9,206,032
525,000	Carvana Corporation	5.63%	^	10/01/2025	539,437
580,000	Castle US Holding Corporation	9.50%	^	02/15/2028	581,360
2,165,000	Catalent Pharma Solutions, Inc.	5.00%	^	07/15/2027	2,290,202
1,255,000	CCO Holdings LLC	5.00%	^	02/01/2028	1,328,417
2,520,000	CCO Holdings LLC	4.75%	^	03/01/2030	2,722,230
1,275,000	CCO Holdings LLC	4.50%	^	08/15/2030	1,354,694
1,830,000	Cedar Fair LP	5.25%		07/15/2029	1,887,169
1,165,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	1,091,459
1,580,000	Centene Corporation	4.25%		12/15/2027	1,678,458
660,000	Centene Corporation	3.00%		10/15/2030	700,359
1,165,000	Century Communities, Inc.	6.75%		06/01/2027	1,247,255
1,305,000	CenturyLink, Inc.	5.13%	^	12/15/2026	1,379,927
1,170,000	CenturyLink, Inc.	4.00%	^	02/15/2027	1,209,628
1,645,000	CFX Escrow Corporation	6.38%	^	02/15/2026	1,758,612
12,990,000	Charles Schwab Corporation	3.55%		02/01/2024	14,215,055
12,776,000	Charter Communications Operating LLC	4.91%		07/23/2025	14,852,587
2,670,000	Cheniere Energy Partners LP	5.25%		10/01/2025	2,742,757
390,000	Cheniere Energy Partners LP	5.63%		10/01/2026	407,238
660,000	Community Health Systems, Inc.	6.00%	^	01/15/2029	713,797
8,755,000	Cigna Corporation	4.90%		12/15/2048	12,039,851
7,655,000	Cigna Corporation (3 Month LIBOR USD + 0.89%)	1.13%		07/15/2023	7,745,446
1,765,000	Cincinnati Bell, Inc.	7.00%	^	07/15/2024	1,841,098
21,555,000	Citigroup, Inc. (3 Month LIBOR USD + 1.10%)	1.32%		05/17/2024	21,855,431
2,140,000	Clean Harbors, Inc.	4.88%	^	07/15/2027	2,236,300
460,000	Clean Harbors, Inc.	5.13%	^	07/15/2029	503,900
784,000	Clear Channel Worldwide Holdings, Inc.	9.25%		02/15/2024	795,842
1,265,000	Clearway Energy Operating LLC	4.75%	^	03/15/2028	1,357,902
1,710,000	CNX Midstream Partners LP	6.50%	^	03/15/2026	1,744,200
5,155,000	Comcast Corporation	3.95%		10/15/2025	5,925,054
7,085,000	Comcast Corporation	3.40%		04/01/2030	8,173,168
10,690,000	Comcast Corporation	1.50%		02/15/2031	10,625,002
725,000	CommScope Technologies LLC	5.00%	^	03/15/2027	719,109
6,495,000	Constellation Brands, Inc.	3.15%		08/01/2029	7,242,963
815,000	Constellation Brands, Inc.	2.88%		05/01/2030	894,378
1,380,000	Constellation Merger Sub, Inc.	8.50%	^	09/15/2025	1,288,430
1,388,000	Cornerstone Building Brands, Inc.	6.13%	^	01/15/2029	1,477,352
6,377,000	Corning, Inc.	4.38%		11/15/2057	7,975,146
2,595,000	Costco Wholesale Corporation	1.75%		04/20/2032	2,699,310
1,810,000	CRC Issuer LLC	5.25%	^	10/15/2025	1,831,548
1,945,000	Credit Acceptance Corporation	6.63%		03/15/2026	2,078,719
12,965,000	Crown Castle International Corporation	3.65%		09/01/2027	14,652,801
815,000	Crown Castle International Corporation	3.80%		02/15/2028	940,077
2,940,000	CSC Holdings LLC	5.75%	^	01/15/2030	3,226,665
1,200,000	CSC Holdings LLC	4.63%	^	12/01/2030	1,254,162
2,325,000	CSI Compressco LP	7.50%	^	04/01/2025	2,205,600
13,890,000	CSX Corporation	3.80%		11/01/2046	16,686,345
5,420,000	CVS Health Corporation	5.05%		03/25/2048	7,346,247
2,200,000	Dana Financing Ltd.	5.75%	^	04/15/2025	2,289,375
410,000	Dana, Inc.	5.38%		11/15/2027	435,369
965,000	Dana, Inc.	5.63%		06/15/2028	1,040,622
785,000	DaVita, Inc.	4.63%	^	06/01/2030	832,591
920,000	Dealer Tire LLC	8.00%	^	02/01/2028	971,589
460,000	Delta Air Lines, Inc.	7.00%	^	05/01/2025	531,400
695,000	Delta Air Lines, Inc.	4.75%	^	10/20/2028	759,165
1,215,000	Diamond Sports Group LLC	5.38%	^	08/15/2026	989,466
3,690,000	Diamondback Energy, Inc.	2.88%		12/01/2024	3,881,583
3,500,000	Digital Realty Trust	3.70%		08/15/2027	4,023,596
3,000,000	Digital Realty Trust	3.60%		07/01/2029	3,440,303
15,975,000	Discover Financial Services	4.10%		02/09/2027	18,412,580
1,330,000	DISH DBS Corporation	5.88%		11/15/2024	1,396,500
5,040,000	Dollar Tree, Inc.	4.00%		05/15/2025	5,692,370
4,400,000	DTE Energy Company	2.95%		03/01/2030	4,819,526
2,095,000	Duke Energy Corporation	3.75%		09/01/2046	2,441,807
7,615,000	Duke Energy Corporation	3.95%		08/15/2047	9,269,233
9,090,000	Duke Energy Progress, Inc.	4.15%		12/01/2044	11,553,706
564,000	Dun & Bradstreet Corporation	6.88%	^	08/15/2026	607,357
852,000	Dun & Bradstreet Corporation	10.25%	^	02/15/2027	962,602
5,315,000	DuPont de Nemours, Inc.	5.42%		11/15/2048	7,723,851
8,228,000	East Ohio Gas Company	3.00%	^	06/15/2050	8,972,402
1,180,000	EES Finance Corporation	8.13%		05/01/2025	989,601
1,425,000	Eldorado Resorts, Inc.	6.25%	^	07/01/2025	1,519,413
17,075,000	Eli Lilly and Company	2.25%		05/15/2050	16,802,189
1,256,000	Embarq Corporation	8.00%		06/01/2036	1,551,568
535,000	Emergent BioSolutions, Inc.	3.88%	^	08/15/2028	554,996
5,525,000	Enable Midstream Partners LP	4.40%		03/15/2027	5,580,665
620,000	Encompass Health Corporation	4.50%		02/01/2028	648,948
215,000	Encompass Health Corporation	4.75%		02/01/2030	230,682
1,430,000	Encompass Health Corporation	4.63%		04/01/2031	1,531,887
790,000	Endeavor Energy Resources LP	6.63%	^	07/15/2025	846,532
500,000	Endo Finance LLC	6.00%	^	07/15/2023	426,557
13,325,000	Energy Transfer Operating LP	4.75%		01/15/2026	15,083,283
1,250,000	Energy Transfer Operating LP	4.20%		04/15/2027	1,378,708
3,785,000	Entergy Corporation	2.80%		06/15/2030	4,092,167
705,000	Envision Healthcare Corporation	8.75%	^	10/15/2026	444,897
425,000	EQM Midstream Partners LP	6.50%	^	07/01/2027	479,166
1,095,000	EQT Corporation	7.88%		02/01/2025	1,248,459
5,010,000	Equinix, Inc.	1.80%		07/15/2027	5,162,848
1,651,000	ESH Hospitality, Inc.	5.25%	^	05/01/2025	1,694,710
7,850,000	Essential Utilities, Inc.	2.70%		04/15/2030	8,516,480
8,130,000	Eversource Energy	1.65%		08/15/2030	8,110,223
3,954,000	Exelon Corporation	3.40%		04/15/2026	4,455,708
6,720,000	Expedia Group, Inc.	3.80%		02/15/2028	7,223,626
755,000	Extraction Oil & Gas, Inc.	5.63%	^Ω	02/01/2026	138,588
5,840,000	Exxon Mobil Corporation	2.61%		10/15/2030	6,380,741
6,320,000	Exxon Mobil Corporation	4.23%		03/19/2040	7,871,627
6,367,000	FedEx Corporation	4.75%		11/15/2045	8,286,498
2,125,000	Flex Acquisition Company, Inc.	6.88%	^	01/15/2025	2,162,187
605,000	Ford Motor Company	9.00%		04/22/2025	744,232
1,535,000	Ford Motor Company	7.45%		07/16/2031	1,971,516
2,175,000	Ford Motor Credit Company LLC	3.38%		11/13/2025	2,230,049
2,900,000	Ford Motor Credit Company LLC	4.39%		01/08/2026	3,048,161
1,535,000	Front Range BidCo, Inc.	4.00%	^	03/01/2027	1,540,841
720,000	Front Range BidCo, Inc.	6.13%	^	03/01/2028	762,638
2,535,000	Frontdoor, Inc.	6.75%	^	08/15/2026	2,709,281
525,000	Frontier Communications Corporation	8.50%	Ω	04/15/2020	259,875
945,000	Frontier Communications Corporation	7.13%	Ω	01/15/2023	460,097
390,000	Frontier Communications Corporation	5.88%	^	10/15/2027	422,419
800,000	Frontier Communications Corporation	5.00%	^	05/01/2028	835,500
450,000	Frontier Communications Corporation	6.75%	^	05/01/2029	482,344
1,455,000	Gates Global LLC	6.25%	^	01/15/2026	1,530,180
1,140,000	GCI LLC	4.75%	^	10/15/2028	1,218,004
6,335,000	General Electric Company	5.88%		01/14/2038	8,591,237
4,830,000	General Electric Company	6.88%		01/10/2039	7,121,375
6,205,000	General Motors Financial Company	3.95%		04/13/2024	6,760,586
13,645,000	General Motors Financial Company (3 Month LIBOR USD + 0.99%)	1.22%		01/05/2023	13,636,613
13,980,000	Georgia Power Company	2.20%		09/15/2024	14,733,291
1,782,350	Global Aircraft Leasing Company (PIK 7.25%)	6.50%	^	09/15/2024	1,595,203
1,660,000	Gogo Intermeidate Holdings LLC	9.88%	^	05/01/2024	1,780,541
1,035,000	Golden Entertainment, Inc.	7.63%	^	04/15/2026	1,114,400
2,445,000	Golden Nugget, Inc.	6.75%	^	10/15/2024	2,430,501
500,000	Golden Nugget, Inc.	8.75%	^	10/01/2025	518,125
18,188,000	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 1.17%)	1.39%		05/15/2026	18,551,857
615,000	GrafTech Finance, Inc.	4.63%	^	12/15/2028	624,250
1,510,000	Gray Television, Inc.	7.00%	^	05/15/2027	1,655,337
1,295,000	Griffon Corporation	5.75%		03/01/2028	1,371,651
420,000	Group 1 Automotive, Inc.	4.00%	^	08/15/2028	433,453
1,090,000	GTT Communications, Inc.	7.88%	^	12/31/2024	440,087
1,695,000	Gulfport Energy Corporation	6.38%	Ω	05/15/2025	1,122,937
4,305,000	Halliburton Company	2.92%		03/01/2030	4,542,001
3,225,000	HCA, Inc.	5.38%		09/01/2026	3,712,862
5,240,000	HCA, Inc.	4.13%		06/15/2029	6,082,413
1,805,000	Health Care Service Corporation and Mutual Legal Reserve Company	3.20%	^	06/01/2050	1,954,427
1,540,000	Hess Midstream Operations LP	5.63%	^	02/15/2026	1,604,487
1,075,000	Hess Midstream Operations LP	5.13%	^	06/15/2028	1,124,719
985,000	Hexion, Inc.	7.88%	^	07/15/2027	1,055,797
1,797,000	HilCorporationEnergy LP	6.25%	^	11/01/2028	1,843,650
930,000	Hillman Group, Inc.	6.38%	^	07/15/2022	926,294
975,000	Hill-Rom Holdings, Inc.	4.38%	^	09/15/2027	1,032,471
80,000	Hilton Domestic Operating Company, Inc.	5.38%	^	05/01/2025	85,080
90,000	Hilton Domestic Operating Company, Inc.	5.75%	^	05/01/2028	98,044
5,830,000	Home Depot, Inc.	3.90%		06/15/2047	7,445,809
2,410,000	Horizon Pharma USA, Inc.	5.50%	^	08/01/2027	2,591,979
14,325,000	Hyundai Capital America	2.65%	^	02/10/2025	15,202,689
660,000	Hyundai Capital America	1.80%	^	10/15/2025	677,287
1,890,000	IAA, Inc.	5.50%	^	06/15/2027	2,006,944
2,405,000	Icahn Enterprises LP	6.25%		05/15/2026	2,552,282
1,300,000	Icahn Enterprises LP	5.25%		05/15/2027	1,396,850
230,000	iHeartCommunications, Inc.	8.38%		05/01/2027	245,910
960,000	iHeartCommunications, Inc.	5.25%	^	08/15/2027	1,007,222
1,115,000	Illuminate Buyer LLC	9.00%	^	07/01/2028	1,227,894
875,000	Indigo Natural Resources LLC	6.88%	^	02/15/2026	896,875
1,435,000	Installed Building Products, Inc.	5.75%	^	02/01/2028	1,533,384
864,000	IRB Holding Corporation	7.00%	^	06/15/2025	945,454
2,054,000	IRB Holding Corporation	6.75%	^	02/15/2026	2,122,501
1,380,000	Iron Mountain, Inc.	4.88%	^	09/15/2029	1,457,280
850,000	Iron Mountain, Inc.	4.50%	^	02/15/2031	891,437
1,000,000	iStar, Inc.	4.75%		10/01/2024	1,014,275
625,000	Jaguar Holding Company	5.00%	^	06/15/2028	667,969
275,000	JBS Finance, Inc.	5.75%	^	06/15/2025	284,625
600,000	JBS Finance, Inc.	5.50%	^	01/15/2030	690,156
2,160,000	JELD-WEN, Inc.	4.63%	^	12/15/2025	2,212,175
9,885,000	JP Morgan Chase & Company (Secured Overnight Financing Rate + 2.04%)	2.52%		04/22/2031	10,632,391
2,465,000	KAR Auction Services, Inc.	5.13%	^	06/01/2025	2,539,640
4,727,000	Keurig Dr Pepper, Inc.	3.80%		05/01/2050	5,672,349
10,619,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	14,546,579
1,445,000	Kraft Heinz Foods Company	5.00%		07/15/2035	1,752,305
4,000,000	Kraft Heinz Foods Company	5.20%		07/15/2045	4,756,399
1,525,000	Kraton Polymers LLC	7.00%	^	04/15/2025	1,606,587
1,780,000	Kraton Polymers LLC	4.25%	^	12/15/2025	1,818,003
1,475,000	Kratos Defense & Security Solutions, Inc.	6.50%	^	11/30/2025	1,539,376
6,515,000	Kroger Company	3.40%		04/15/2022	6,720,622
6,585,000	Lam Research Corporation	2.88%		06/15/2050	7,102,954
610,000	LBM Acquisition LLC	6.25%	^	01/15/2029	635,745
730,000	LD Holdings Group LLC	6.50%	^	11/01/2025	770,150
1,320,000	LifePoint Health, Inc.	4.38%	^	02/15/2027	1,343,100
895,000	LifePoint Health, Inc.	5.38%	^	01/15/2029	895,492
1,480,000	Lions Gate Capital Holdings LLC	6.38%	^	02/01/2024	1,521,610
2,990,000	Live Nation Entertainment, Inc.	5.63%	^	03/15/2026	3,069,235
650,000	Live Nation Entertainment, Inc.	6.50%	^	05/15/2027	727,870
10,312,000	Lockheed Martin Corporation	4.70%		05/15/2046	14,535,693
560,000	Logan Merger Sub, Inc.	5.50%	^	09/01/2027	587,300
1,760,000	LTF Merger Sub, Inc.	8.50%	^	06/15/2023	1,702,800
1,235,000	M/I Homes, Inc.	4.95%		02/01/2028	1,311,169
12,569,000	Marathon Petroleum Corporation	5.13%		12/15/2026	14,989,654
1,925,000	Marriott Ownership Resorts, Inc.	6.50%		09/15/2026	2,014,936
13,510,000	Marvell Technology Group Ltd.	4.20%		06/22/2023	14,625,752
2,250,000	Masonite International Corporation	5.75%	^	09/15/2026	2,359,260
1,085,000	Match Group, Inc.	5.00%	^	12/15/2027	1,157,044
590,000	Match Group, Inc.	4.63%	^	06/01/2028	619,500
1,520,000	Matterhorn Merger Sub LLC	8.50%	^	06/01/2026	1,594,518
6,880,000	McDonald’s Corporation	3.60%		07/01/2030	8,072,298
5,880,000	McDonald’s Corporation	4.45%		03/01/2047	7,640,444
13,650,000	Merck & Company, Inc.	3.40%		03/07/2029	15,883,782
50,000	Metropolitan Edison Company	4.00%	^	04/15/2025	54,607
1,710,000	MGM Growth Properties Operating Partnership LP	5.75%		02/01/2027	1,921,074
1,495,000	MGM Resorts International	6.75%		05/01/2025	1,620,543
755,000	MGM Resorts International	5.75%		06/15/2025	836,181
6,665,000	Micron Technology, Inc.	2.50%		04/24/2023	6,950,465
1,385,000	Mileage Plus Holdings LLC	6.50%	^	06/20/2027	1,491,472
4,610,000	Mondelez International, Inc.	1.50%		05/04/2025	4,771,852
7,850,000	Mondelez International, Inc.	1.88%		10/15/2032	7,987,148
6,255,000	Monongahela Power Company	5.40%	^	12/15/2043	8,482,797
12,769,000	Morgan Stanley (3 Month LIBOR USD + 1.34%)	3.59%		07/22/2028	14,585,489
1,272,000	Moss Creek Resources Holdings, Inc.	7.50%	^	01/15/2026	969,900
2,050,000	MPH Acquisition Holdings LLC	5.75%	^	11/01/2028	2,006,437
1,250,000	MPLX LP	4.00%		03/15/2028	1,438,477
3,720,000	MPT Operating Partnership LP	5.00%		10/15/2027	3,963,753
940,000	Murphy Oil USA, Inc.	4.75%		09/15/2029	1,002,101
1,020,000	Nabors Industries Ltd.	7.25%	^	01/15/2026	717,106
1,160,000	National FINL Partners Corporation	6.88%	^	08/15/2028	1,239,959
3,675,000	National Retail Properties, Inc.	2.50%		04/15/2030	3,790,256
235,000	Nationstar Mortgage Holdings, Inc.	6.00%	^	01/15/2027	249,798
1,325,000	Nationstar Mortgage Holdings, Inc.	5.50%	^	08/15/2028	1,397,047
2,795,000	Navient Corporation	6.50%		06/15/2022	2,964,768
955,000	Navient Corporation	5.00%		03/15/2027	964,674
1,935,000	NCL Corporation	3.63%	^	12/15/2024	1,841,878
485,000	NCL Corporation Ltd.	5.88%	^	03/15/2026	511,978
7,668,000	NetApp, Inc.	1.88%		06/22/2025	8,014,528
860,000	Netflix, Inc.	5.88%		02/15/2025	991,042
765,000	Netflix, Inc.	5.38%	^	11/15/2029	902,700
550,000	Netflix, Inc.	4.88%	^	06/15/2030	633,531
985,000	Newfield Exploration Company	5.63%		07/01/2024	1,057,981
1,025,000	Nexstar Broadcasting, Inc.	5.63%	^	07/15/2027	1,099,635
7,092,000	NextEra Energy Capital Holdings, Inc.	3.55%		05/01/2027	8,083,136
3,500,000	NextEra Energy Capital Holdings, Inc.	2.25%		06/01/2030	3,671,991
175,000	NFP Corporation	7.00%	^	05/15/2025	188,891
840,000	NGL Energy Partners LP	7.50%		04/15/2026	522,375
3,865,000	NiSource, Inc.	3.60%		05/01/2030	4,477,170
8,815,000	Northrop Grumman Corporation	5.15%		05/01/2040	12,208,622
775,000	Novelis Corporation	4.75%	^	01/30/2030	836,411
5,000,000	NRG Energy, Inc.	2.00%	^	12/02/2025	5,184,690
1,715,000	NRG Energy, Inc.	3.63%	^	02/15/2031	1,767,608
1,650,000	NuStar Logistics LP	6.00%		06/01/2026	1,787,321
820,000	Occidental Petroleum Corporation	8.00%		07/15/2025	935,517
2,480,000	Occidental Petroleum Corporation	3.50%		08/15/2029	2,273,590
1,920,000	Occidental Petroleum Corporation	6.63%		09/01/2030	2,087,520
1,675,000	Occidental Petroleum Corporation	6.13%		01/01/2031	1,796,773
148,000	Oncor Electric Delivery Company LLC	2.95%		04/01/2025	162,102
13,103,000	Oncor Electric Delivery Company LLC	3.10%		09/15/2049	15,076,356
4,060,000	ONEOK, Inc.	3.40%		09/01/2029	4,354,104
265,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	265,966
8,065,000	Oracle Corporation	3.85%		04/01/2060	9,918,215
230,000	Ortho Clinical Diagnostics, Inc.	7.38%	^	06/01/2025	245,381
1,830,000	Ortho-Clinical Diagnostics Inc.	7.25%	^	02/01/2028	1,934,081
6,315,000	Owens Corning	4.40%		01/30/2048	7,618,011
7,853,000	Pacific Gas and Electric Company	2.50%		02/01/2031	7,872,840
6,235,000	Packaging Corporation of America	3.40%		12/15/2027	7,030,597
1,445,000	Panther BF Aggregator LP	6.25%	^	05/15/2026	1,551,569
745,000	Panther BF Aggregator LP	8.50%	^	05/15/2027	810,604
2,235,000	Par Petroleum Finance Corporation	7.75%	^	12/15/2025	2,153,747
1,985,000	Parsley Energy LLC	5.63%	^	10/15/2027	2,175,560
775,000	PBF Holding Company LLC	6.00%		02/15/2028	444,172
1,260,000	Peabody Securities Finance Corporation	6.00%	^	03/31/2022	922,163
2,085,000	Penn National Gaming, Inc.	5.63%	^	01/15/2027	2,179,034
1,645,000	PennyMac Financial Services, Inc.	5.38%	^	10/15/2025	1,741,644
6,620,000	Penske Truck Leasing Company	4.20%	^	04/01/2027	7,624,065
1,915,000	Performance Food Group, Inc.	5.50%	^	10/15/2027	2,023,829
1,018,000	PetSmart, Inc.	5.88%	^	06/01/2025	1,047,904
650,000	PG&E Corporation	5.00%		07/01/2028	693,111
1,200,000	Pike Corporation	5.50%	^	09/01/2028	1,270,500
1,435,000	Pilgrim’s Pride Corporation	5.88%	^	09/30/2027	1,558,209
10,462,000	Pioneer Natural Resources Corporation	1.90%		08/15/2030	10,371,094
430,000	Post Holdings, Inc.	5.50%	^	12/15/2029	469,786
1,785,000	Post Holdings, Inc.	4.63%	^	04/15/2030	1,879,980
715,000	Prime Security Services Borrower LLC	3.38%	^	08/31/2027	710,531
1,095,000	Prime Security Services Borrower LLC	6.25%	^	01/15/2028	1,177,125
810,000	Providence Service Corporation	5.88%	^	11/15/2025	858,094
5,905,000	Prudential Financial, Inc.	3.91%		12/07/2047	7,107,299
10,235,000	PSEG Power LLC	3.85%		06/01/2023	11,018,576
1,280,000	QEP Resources, Inc.	5.25%		05/01/2023	1,349,120
1,175,000	QEP Resources, Inc.	5.63%		03/01/2026	1,290,649
105,000	Rackspace Technology Global, Inc.	5.38%	^	12/01/2028	110,205
950,000	Radiate Finance, Inc.	4.50%	^	09/15/2026	982,063
355,000	Radiate Finance, Inc.	6.50%	^	09/15/2028	373,416
1,520,000	Radiology Partners, Inc.	9.25%	^	02/01/2028	1,714,256
940,000	Rattler Midstream LP	5.63%	^	07/15/2025	994,638
895,000	Realogy Group LLC	7.63%	^	06/15/2025	973,075
1,905,000	Resideo Funding, Inc.	6.13%	^	11/01/2026	2,009,775
663,000	Riverbed Technology, Inc.	8.88%	^	03/01/2023	457,470
16,420,000	Roper Technologies, Inc.	1.75%		02/15/2031	16,361,860
8,145,000	Royalty Pharma PLC	3.30%	^	09/02/2040	8,576,696
1,410,000	RP Escrow Issuer LLC	5.25%	^	12/15/2025	1,476,510
6,428,000	Sabine Pass Liquefaction LLC	5.00%		03/15/2027	7,582,225
655,000	Sabre Global, Inc.	9.25%	^	04/15/2025	780,269
3,520,000	Schlumberger Investment S.A.	2.65%		06/26/2030	3,770,718
1,580,000	Schweitzer-Mauduit International, Inc.	6.88%	^	10/01/2026	1,680,425
590,000	Science Applications International Corporation	4.88%	^	04/01/2028	626,415
1,820,000	Scientific Games International, Inc.	5.00%	^	10/15/2025	1,880,315
735,000	Scientific Games International, Inc.	8.25%	^	03/15/2026	793,289
1,450,000	Scotts Miracle-Gro Company	4.50%		10/15/2029	1,566,950
440,000	Scripps Escrow, Inc.	3.88%	^	01/15/2029	459,523
1,145,000	Scripps Escrow, Inc.	5.88%	^	07/15/2027	1,197,613
600,000	Seagate HDD Cayman	3.38%	^	07/15/2031	604,371
1,900,000	SEG Holding LLC	5.63%	^	10/15/2028	2,009,250
2,895,000	Select Medical Corporation	6.25%	^	08/15/2026	3,122,142
13,839,000	Shire Acquisitions Investments Ireland DAC	2.88%		09/23/2023	14,681,572
2,022,000	Silgan Holdings, Inc.	4.13%		02/01/2028	2,105,408
1,722,000	Simon Property Group LP	2.45%		09/13/2029	1,810,674
1,395,000	Sirius XM Radio, Inc.	5.38%	^	07/15/2026	1,457,775
1,100,000	Sirius XM Radio, Inc.	5.50%	^	07/01/2029	1,212,406
690,000	Sirius XM Radio, Inc.	4.13%	^	07/01/2030	735,281
2,520,000	Six Flags Entertainment Corporation	4.88%	^	07/31/2024	2,531,390
840,000	Six Flags Theme Parks, Inc.	7.00%	^	07/01/2025	908,775
12,656,000	Smithfield Foods, Inc.	4.25%	^	02/01/2027	14,079,954
7,820,000	Southwest Airlines Company	4.75%		05/04/2023	8,501,770
1,230,000	Spectrum Brands, Inc.	5.00%	^	10/01/2029	1,323,972
850,000	Springleaf Finance Corporation	6.88%		03/15/2025	988,656
280,000	Springleaf Finance Corporation	7.13%		03/15/2026	331,451
390,000	Springleaf Finance Corporation	6.63%		01/15/2028	463,784
825,000	Springleaf Finance Corporation	5.38%		11/15/2029	930,188
3,965,000	Sprint Capital Corporation	6.88%		11/15/2028	5,235,208
1,175,000	Staples, Inc.	7.50%	^	04/15/2026	1,228,980
500,000	Staples, Inc.	10.75%	^	04/15/2027	498,125
1,745,000	Stevens Holding Company, Inc.	6.13%	^	10/01/2026	1,890,812
2,608,000	SunCoke Energy Partners Finance Corporation	7.50%	^	06/15/2025	2,593,852
1,910,000	Sunoco LP	5.50%		02/15/2026	1,964,550
1,010,000	Sunoco LP	6.00%		04/15/2027	1,074,913
475,000	Sunoco LP	4.50%	^	05/15/2029	494,891
700,000	Switch Ltd.	3.75%	^	09/15/2028	711,813
12,810,000	Synchrony Financial	3.95%		12/01/2027	14,370,938
11,135,000	Sysco Corporation	3.30%		02/15/2050	11,676,819
800,000	Targa Resources Partners Finance Corporation	6.50%		07/15/2027	870,000
2,090,000	Targa Resources Partners Finance Corporation	4.88%	^	02/01/2031	2,270,785
14,277,000	Target Corporation	3.38%		04/15/2029	16,740,488
3,600,000	Tempo Acquisition LLC	6.75%	^	06/01/2025	3,725,280
3,115,000	Tempur Sealy International, Inc.	5.50%		06/15/2026	3,245,674
1,800,000	Tenet Healthcare Corporation	4.88%	^	01/01/2026	1,885,230
1,930,000	Tenet Healthcare Corporation	6.25%	^	02/01/2027	2,048,492
750,000	Tenet Healthcare Corporation	5.13%	^	11/01/2027	795,938
2,200,000	Tenet Healthcare Corporation	6.13%	^	10/01/2028	2,300,166
520,000	Terrier Media Buyer, Inc.	8.88%	^	12/15/2027	574,275
3,715,000	Texas Instruments, Inc.	1.75%		05/04/2030	3,857,065
9,425,000	The Interpublic Group of Companies, Inc.	5.40%		10/01/2048	12,924,802
7,375,000	T-Mobile USA, Inc.	3.50%	^	04/15/2025	8,156,603
110,000	Townsquare Media, Inc.	6.88%	^	02/01/2026	115,530
340,000	TransDigm, Inc.	8.00%	^	12/15/2025	376,581
2,205,000	TransDigm, Inc.	6.25%	^	03/15/2026	2,351,092
1,365,000	TransDigm, Inc.	6.38%		06/15/2026	1,415,334
1,190,000	TransDigm, Inc.	5.50%		11/15/2027	1,252,832
2,120,000	Transocean Poseidon Ltd.	6.88%	^	02/01/2027	1,934,500
1,284,000	Transocean Proteus Ltd.	6.25%	^	12/01/2024	1,211,775
475,000	Transocean, Inc.	11.50%	^	01/30/2027	340,516
1,320,000	Trident TPI Holdings, Inc.	6.63%	^	11/01/2025	1,344,611
495,000	Triumph Group, Inc.	6.25%	^	09/15/2024	491,906
992,000	Triumph Group, Inc.	7.75%		08/15/2025	910,160
2,355,000	Twin River Worldwide Holdings, Inc.	6.75%	^	06/01/2027	2,530,153
1,265,000	Uber Technologies, Inc.	8.00%	^	11/01/2026	1,379,641
700,000	Uber Technologies, Inc.	7.50%	^	09/15/2027	770,875
1,165,000	United Natural Foods, Inc.	6.75%	^	10/15/2028	1,220,314
1,270,000	United Rentals North America, Inc.	4.00%		07/15/2030	1,338,263
215,000	United Rentals North America, Inc.	3.88%		02/15/2031	225,949
1,185,000	Univision Communications, Inc.	6.63%	^	06/01/2027	1,274,793
4,490,000	Upjohn, Inc.	1.65%	^	06/22/2025	4,644,834
130,000	US Foods, Inc.	6.25%	^	04/15/2025	139,111
3,040,000	USA Compression Partners LP	6.88%		09/01/2027	3,250,581
1,000,000	Verizon Communications, Inc.	3.15%		03/22/2030	1,121,743
12,882,000	Verizon Communications, Inc.	4.40%		11/01/2034	16,081,474
2,365,000	Verscend Escrow Corporation	9.75%	^	08/15/2026	2,567,503
1,400,000	ViaSat, Inc.	6.50%	^	07/15/2028	1,517,257
220,000	VICI Properties LP	3.75%	^	02/15/2027	225,328
1,110,000	VICI Properties LP	4.13%	^	08/15/2030	1,173,137
440,000	Viking Cruises Ltd.	13.00%	^	05/15/2025	526,625
3,150,000	Viking Cruises Ltd.	5.88%	^	09/15/2027	3,086,539
570,000	Vine Oil & Gas Finance Corporation	8.75%	^	04/15/2023	456,000
1,215,000	Viper Energy Partners LP	5.38%	^	11/01/2027	1,271,728
1,320,000	Vizient, Inc.	6.25%	^	05/15/2027	1,423,699
1,255,000	Waste Pro, Inc.	5.50%	^	02/15/2026	1,286,883
68,000	Weatherford International Ltd.	11.00%	^	12/01/2024	53,210
6,905,000	Wells Fargo & Company (3 Month LIBOR USD + 1.17%)	3.20%		06/17/2027	7,659,334
5,900,000	Wells Fargo & Company (3 Month LIBOR USD + 1.17%)	2.88%		10/30/2030	6,438,530
2,120,000	West Street Merger Sub, Inc.	6.38%	^	09/01/2025	2,176,975
1,340,000	Western Midstream Operating LP	4.10%		02/01/2025	1,383,094
1,400,000	Western Midstream Operating LP	5.05%		02/01/2030	1,559,369
725,000	WeWork Cos, Inc.	7.88%	^	05/01/2025	490,742
1,600,000	William Carter Company	5.63%	^	03/15/2027	1,687,000
11,740,000	Willis North America, Inc.	4.50%		09/15/2028	14,162,526
1,050,000	Wolverine Escrow LLC	9.00%	^	11/15/2026	995,846
1,430,000	WPX Energy, Inc.	5.25%		10/15/2027	1,517,673
1,045,000	WPX Energy, Inc.	5.88%		06/15/2028	1,140,409
805,000	WPX Energy, Inc.	4.50%		01/15/2030	854,508
13,095,000	WRKCo, Inc.	3.75%		03/15/2025	14,603,302
1,215,000	Wyndham Hotels & Resorts	4.38%	^	08/15/2028	1,264,724
845,000	XHR LP	6.38%	^	08/15/2025	893,059
610,000	Yum! Brands, Inc.	7.75%	^	04/01/2025	676,338
1,245,000	Yum! Brands, Inc.	4.75%	^	01/15/2030	1,367,010
1,125,000	Yum! Brands, Inc.	3.63%		03/15/2031	1,138,590

Total US Corporate Bonds (Cost $1,530,157,968)					1,670,464,854

US Government and Agency Mortgage Backed Obligations - 19.5%
454,184	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	528,266
242,946	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	282,578
9,944,456	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	10,578,404
6,366,942	Federal Home Loan Mortgage Corporation, Pool G08622	3.00%		01/01/2045	6,719,868
6,101,481	Federal Home Loan Mortgage Corporation, Pool G08686	3.00%		01/01/2046	6,421,850
23,983,061	Federal Home Loan Mortgage Corporation, Pool G08701	3.00%		04/01/2046	25,245,395
1,465,435	Federal Home Loan Mortgage Corporation, Pool G08737	3.00%		12/01/2046	1,544,587
23,095,717	Federal Home Loan Mortgage Corporation, Pool G61645	4.00%		10/01/2048	24,662,504
1,606,335	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	1,828,331
7,433,676	Federal Home Loan Mortgage Corporation, Pool Q33789	3.50%		06/01/2045	8,167,263
30,000,000	Federal Home Loan Mortgage Corporation, Pool RB5094	1.50%		01/01/2041	30,647,112
7,860,590	Federal Home Loan Mortgage Corporation, Pool RC1060	2.50%		09/01/2034	8,422,245
21,178,750	Federal Home Loan Mortgage Corporation, Pool RE6066	2.00%		10/01/2050	21,765,607
11,854,609	Federal Home Loan Mortgage Corporation, Pool SB0048	3.00%		08/01/2034	12,601,874
33,446,124	Federal Home Loan Mortgage Corporation, Pool SD0035	3.00%		04/01/2047	35,328,551
55,220,297	Federal Home Loan Mortgage Corporation, Pool SD8107	2.50%		11/01/2050	58,269,650
2,049,500	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	2,145,480
328,786	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	356,171
8,812,697	Federal Home Loan Mortgage Corporation, Pool V83144	4.00%		04/01/2047	9,469,233
23,159,376	Federal Home Loan Mortgage Corporation, Pool ZT1827	3.00%		07/01/2047	24,343,378
49,600	Federal Home Loan Mortgage Corporation, Series 2692-SC (-2 x 1 Month LIBOR USD + 13.29%, 13.29% Cap)	12.97%	I/F	07/15/2033	67,492
1,356,639	Federal Home Loan Mortgage Corporation, Series 2722-PS (-1 x 1 Month LIBOR USD + 9.89%, 9.89% Cap)	9.71%	I/F	12/15/2033	1,730,422
66,144	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	75,015
143,204	Federal Home Loan Mortgage Corporation, Series 3002-SN (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.34%	I/F I/O	07/15/2035	28,542
65,735	Federal Home Loan Mortgage Corporation, Series 3045-DI (-1 x 1 Month LIBOR USD + 6.73%, 6.73% Cap)	6.57%	I/F I/O	10/15/2035	11,608
219,166	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	251,860
19,561	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	21,033
269,233	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	309,077
84,041	Federal Home Loan Mortgage Corporation, Series 3275-SC (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	5.92%	I/F I/O	02/15/2037	12,853
199,063	Federal Home Loan Mortgage Corporation, Series 3382-SB (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.84%	I/F I/O	11/15/2037	27,697
174,078	Federal Home Loan Mortgage Corporation, Series 3384-S (-1 x 1 Month LIBOR USD + 6.39%, 6.39% Cap)	6.23%	I/F I/O	11/15/2037	24,221
265,841	Federal Home Loan Mortgage Corporation, Series 3417-SX (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	6.02%	I/F I/O	02/15/2038	35,156
32,489	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.49%	I/F I/O	03/15/2038	4,070
32,489	Federal Home Loan Mortgage Corporation, Series 3423-SG (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.49%	I/F I/O	03/15/2038	4,059
101,903	Federal Home Loan Mortgage Corporation, Series 3524-LB	3.51%	I/OP/O	06/15/2038	109,792
13,771,949	Federal Home Loan Mortgage Corporation, Series 355-300	3.00%		08/15/2047	14,762,298
94,106	Federal Home Loan Mortgage Corporation, Series 3562-WS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	4.79%	I/F I/O	08/15/2039	12,341
150,817	Federal Home Loan Mortgage Corporation, Series 3582-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.84%	I/F I/O	10/15/2049	25,734
44,440,961	Federal Home Loan Mortgage Corporation, Series 358-300	3.00%		10/15/2047	46,530,308
183,418	Federal Home Loan Mortgage Corporation, Series 3616-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.19%	I/F I/O	03/15/2032	29,907
752,494	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	874,022
249,161	Federal Home Loan Mortgage Corporation, Series 3666-SC (-1 x 1 Month LIBOR USD + 5.77%, 5.77% Cap)	5.61%	I/F I/O	05/15/2040	50,252
192,685	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	222,184
2,069,829	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	2,272,644
1,133,496	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	1,229,854
385,000	Federal Home Loan Mortgage Corporation, Series 3786-SG (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	9.18%	I/F	01/15/2041	428,138
4,849,490	Federal Home Loan Mortgage Corporation, Series 3792-SE (-2 x 1 Month LIBOR USD + 9.86%, 9.86% Cap)	9.54%	I/F	01/15/2041	5,289,846
1,690,329	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	1,831,397
20,152	Federal Home Loan Mortgage Corporation, Series 3798-SD (-2 x 1 Month LIBOR USD + 9.60%, 9.60% Cap)	9.28%	I/F	12/15/2040	20,648
752,969	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	873,440
756,381	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	815,531
1,539,043	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	1,748,344
788,750	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	916,387
2,418,921	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	2,623,933
251,282	Federal Home Loan Mortgage Corporation, Series 3828-SW (-3 x 1 Month LIBOR USD + 13.20%, 13.20% Cap)	12.72%	I/F	02/15/2041	395,165
1,196,389	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	1,368,398
6,158,983	Federal Home Loan Mortgage Corporation, Series 3889-VZ	4.00%		07/15/2041	6,730,249
3,109,998	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	3,647,901
24,532,106	Federal Home Loan Mortgage Corporation, Series 3967-ZP	4.00%	>	09/15/2041	28,211,142
2,474,751	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	2,705,594
9,997,222	Federal Home Loan Mortgage Corporation, Series 4096-DZ	3.50%	>	08/15/2042	10,753,215
22,224,289	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%		02/15/2043	22,395,916
4,094,186	Federal Home Loan Mortgage Corporation, Series 4291-MS (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	5.74%	I/F I/O	01/15/2054	727,404
20,061,134	Federal Home Loan Mortgage Corporation, Series 4341-AZ	3.00%	>	05/15/2044	21,096,517
4,194,694	Federal Home Loan Mortgage Corporation, Series 4377-A	3.00%		06/15/2039	4,229,886
4,357,469	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	4,420,850
14,641,055	Federal Home Loan Mortgage Corporation, Series 4413-AZ	3.50%		11/15/2044	15,481,494
12,333,010	Federal Home Loan Mortgage Corporation, Series 4423-Z	3.50%	>	12/15/2044	13,050,730
8,781,612	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	9,288,341
10,473,747	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	10,803,228
22,248,036	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	23,342,092
9,814,318	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	10,064,353
467,894	Federal Home Loan Mortgage Corporation, Series 4511-QA	3.00%		01/15/2041	467,993
32,600,879	Federal Home Loan Mortgage Corporation, Series 4542-AC	2.70%		01/15/2045	34,322,596
43,092,106	Federal Home Loan Mortgage Corporation, Series 4750-PA	3.00%		07/15/2046	44,370,563
32,718,130	Federal Home Loan Mortgage Corporation, Series 4752-PL	3.00%		09/15/2046	34,082,914
2,180,000	Federal Home Loan Mortgage Corporation, Series 4951-EA	2.50%		09/15/2044	2,297,034
288,547	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	335,975
200,000,000	Federal National Mortgage Association	1.50%		01/15/2051	202,054,430
200,000,000	Federal National Mortgage Association	2.00%		01/15/2051	207,741,930
90,206	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	103,995
76,453	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	88,854
619,738	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	719,731
309,582	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	359,521
436,544	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	507,004
96,408	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	107,454
523,722	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	607,106
492,734	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	530,965
35,629	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	38,023
18,011	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	19,665
819,016	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	882,561
14,573,802	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	15,347,882
8,680,002	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%		04/01/2046	9,534,949
340,929	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	372,701
247,117	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	270,149
9,497	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	10,331
5,980,002	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	6,249,617
3,461,037	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	3,584,799
8,784,227	Federal National Mortgage Association, Pool AL9238	3.00%		10/01/2041	9,273,972
2,134,059	Federal National Mortgage Association, Pool AL9445	3.00%		07/01/2031	2,291,082
18,877,007	Federal National Mortgage Association, Pool AS7661	3.00%		08/01/2046	19,573,663
6,001,464	Federal National Mortgage Association, Pool AS7724	2.50%		08/01/2046	6,399,642
17,586,682	Federal National Mortgage Association, Pool BC9081	3.00%		12/01/2046	19,099,191
14,879,020	Federal National Mortgage Association, Pool BD8013	2.50%		09/01/2046	15,904,024
4,800,000	Federal National Mortgage Association, Pool BL3973	2.32%		10/01/2031	5,196,854
3,050,635	Federal National Mortgage Association, Pool BL4357	2.31%		10/01/2029	3,315,575
12,425,000	Federal National Mortgage Association, Pool BL4409	2.39%		10/01/2031	13,538,737
15,640,000	Federal National Mortgage Association, Pool BL4419	2.14%		10/01/2029	16,915,060
39,950,000	Federal National Mortgage Association, Pool BL4421	2.14%		10/01/2029	43,105,659
25,972,000	Federal National Mortgage Association, Pool BL4424	2.14%		10/01/2029	28,023,534
28,707,000	Federal National Mortgage Association, Pool BL4425	2.14%		10/01/2029	30,974,572
32,930,000	Federal National Mortgage Association, Pool BL4592	2.28%		11/01/2029	35,791,392
49,345,000	Federal National Mortgage Association, Pool BL5156	2.37%		12/01/2029	54,016,573
18,090,000	Federal National Mortgage Association, Pool BL5484	2.26%		01/01/2030	19,717,286
4,900,000	Federal National Mortgage Association, Pool BL9284	2.23%		12/01/2050	4,955,924
4,273,504	Federal National Mortgage Association, Pool BM4094	3.00%		03/01/2043	4,523,331
23,579,108	Federal National Mortgage Association, Pool BM6089	3.50%		12/01/2044	25,766,894
12,415,591	Federal National Mortgage Association, Pool BN7712	2.50%		08/01/2034	13,228,214
17,221,884	Federal National Mortgage Association, Pool CA3903	3.00%		07/01/2034	18,301,322
12,085,832	Federal National Mortgage Association, Pool CA4508	2.50%		11/01/2034	12,917,029
109,286,195	Federal National Mortgage Association, Pool CA7743	2.50%		11/01/2050	117,639,836
22,357,980	Federal National Mortgage Association, Pool FM1000	3.00%		04/01/2047	23,456,642
5,894,245	Federal National Mortgage Association, Pool MA2621	3.50%		05/01/2046	6,153,137
10,269,620	Federal National Mortgage Association, Pool MA2649	3.00%		06/01/2046	10,604,764
4,533,485	Federal National Mortgage Association, Pool MA2711	3.00%		08/01/2046	4,681,276
21,991,075	Federal National Mortgage Association, Pool MA2806	3.00%		11/01/2046	23,227,247
13,014,452	Federal National Mortgage Association, Pool MA4123	2.00%		09/01/2035	13,607,895
9,368,144	Federal National Mortgage Association, Pool MA4152	2.00%		10/01/2040	9,754,028
12,281,172	Federal National Mortgage Association, Pool MA4154	1.50%		10/01/2035	12,638,681
13,342,619	Federal National Mortgage Association, Pool MA4158	2.00%		10/01/2050	13,863,493
101,513,758	Federal National Mortgage Association, Pool MA4165	2.00%		10/01/2050	104,329,477
38,428,848	Federal National Mortgage Association, Pool SD8097	2.00%		08/01/2050	39,929,047
202,557	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	232,693
1,503,624	Federal National Mortgage Association, Series 2005-20-QH	5.00%		03/25/2035	1,719,481
273,363	Federal National Mortgage Association, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	6.43%	I/F I/O	10/25/2036	60,120
117,001	Federal National Mortgage Association, Series 2006-56-SM (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.60%	I/F I/O	07/25/2036	24,532
84,772	Federal National Mortgage Association, Series 2007-116-BI (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.10%	I/F I/O	05/25/2037	12,878
1,093,273	Federal National Mortgage Association, Series 2007-30-FS (-5 x 1 Month LIBOR USD + 29.83%, 29.83% Cap)	29.14%	I/F	04/25/2037	1,871,124
425,101	Federal National Mortgage Association, Series 2007-30-OI (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap)	6.29%	I/F I/O	04/25/2037	93,518
73,648	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	81,054
36,497	Federal National Mortgage Association, Series 2008-62-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.85%	I/F I/O	07/25/2038	4,823
355,347	Federal National Mortgage Association, Series 2009-111-EZ	5.00%		01/25/2040	407,999
10,512	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.10%	I/F I/O	01/25/2040	1,846
48,315	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	53,630
44,105	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	5.80%	I/F I/O	07/25/2039	7,791
142,539	Federal National Mortgage Association, Series 2009-62-PS (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.95%	I/F I/O	08/25/2039	18,442
779,465	Federal National Mortgage Association, Series 2009-77-ZA	4.50%		10/25/2039	855,602
207,559	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	226,985
64,260	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	68,258
247,894	Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	258,143
169,521	Federal National Mortgage Association, Series 2010-121-SD (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	4.35%	I/F I/O	10/25/2040	22,284
29,336	Federal National Mortgage Association, Series 2010-137-VS (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	14.54%	I/F	12/25/2040	44,109
36,084	Federal National Mortgage Association, Series 2010-31-SA (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.85%	I/F I/O	04/25/2040	3,823
37,826	Federal National Mortgage Association, Series 2010-34-PS (-1 x 1 Month LIBOR USD + 4.93%, 4.93% Cap)	4.78%	I/F I/O	04/25/2040	4,443
137,465	Federal National Mortgage Association, Series 2010-35-SP (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.20%	I/F I/O	04/25/2050	23,298
19,775	Federal National Mortgage Association, Series 2010-35-SV (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.30%	I/F I/O	04/25/2040	3,050
1,316,629	Federal National Mortgage Association, Series 2010-37-MY	4.50%		04/25/2040	1,407,534
174,837	Federal National Mortgage Association, Series 2010-59-SC (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.85%	I/F I/O	01/25/2040	28,203
451,858	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	515,997
147,360	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	169,211
216,892	Federal National Mortgage Association, Series 2010-7-PE	5.00%		02/25/2040	248,647
85,629	Federal National Mortgage Association, Series 2010-90-GS (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.85%	I/F I/O	08/25/2040	11,377
48,167	Federal National Mortgage Association, Series 2010-99-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	24.23%	I/F	09/25/2040	83,724
3,055,228	Federal National Mortgage Association, Series 2011-141-PZ	4.00%		01/25/2042	3,322,728
711,086	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	740,792
671,985	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	722,124
766,917	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	855,058
26,988,543	Federal National Mortgage Association, Series 2013-45-LZ	3.00%	>	05/25/2043	29,481,011
34,655,002	Federal National Mortgage Association, Series 2013-6-ZB	3.00%	>	02/25/2043	35,137,347
3,168,256	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	3,197,466
27,767,480	Federal National Mortgage Association, Series 2014-70-VZ	3.00%	>	11/25/2044	30,019,273
9,294,803	Federal National Mortgage Association, Series 2014-73-CZ	3.00%	>	11/25/2044	10,111,953
14,772,957	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	15,863,439
6,505,350	Federal National Mortgage Association, Series 2016-55-EA	1.75%		07/25/2043	6,648,488
5,317,977	Federal National Mortgage Association, Series 2017-46-ZL	3.50%	>	06/25/2057	6,107,701
2,437,141	Federal National Mortgage Association, Series 2017-86-MA	3.00%		04/25/2046	2,536,999
28,043,857	Federal National Mortgage Association, Series 2018-21-IO	3.00%	I/O	04/25/2048	2,194,911
44,122,313	Federal National Mortgage Association, Series 2018-21-PO	0.00%	P/O	04/25/2048	40,729,665
29,092,127	Federal National Mortgage Association, Series 2018-27-JA	3.00%		12/25/2047	30,524,102
20,322,815	Federal National Mortgage Association, Series 2018-35-IO	3.00%	I/O	05/25/2048	1,163,630
77,963,513	Federal National Mortgage Association, Series 2018-35-PO	0.00%	P/O	05/25/2048	73,914,112
30,039,257	Federal National Mortgage Association, Series 2018-36-A	3.00%		06/25/2048	31,618,685
19,280,281	Federal National Mortgage Association, Series 2018-39-AB	3.00%		06/25/2048	20,342,544
6,431,781	Federal National Mortgage Association, Series 2019-67-GA	3.00%		02/25/2045	6,682,492
192,939	Federal National Mortgage Association, Series 400-S4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.30%	I/F I/O	11/25/2039	36,330
158,120	Government National Mortgage Association, Pool 752494	5.50%		09/20/2039	175,133
157,919	Government National Mortgage Association, Series 2003-67-SP (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	6.95%	I/F I/O	08/20/2033	28,484
83,487	Government National Mortgage Association, Series 2008-82-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.90%	I/F I/O	09/20/2038	10,915
1,122,460	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	1,237,427
1,300,580	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	1,414,982
1,272,650	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	1,383,546
1,577,108	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	1,800,266
4,027,159	Government National Mortgage Association, Series 2010-113-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.90%	I/F I/O	09/20/2040	793,666
144,287	Government National Mortgage Association, Series 2010-25-ZB	4.50%	>	02/16/2040	161,238
2,715,391	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	2,917,181
6,948,276	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	7,777,502
6,439,542	Government National Mortgage Association, Series 2013-117-MS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.00%	I/F I/O	02/20/2043	718,559
3,793,360	Government National Mortgage Association, Series 2013-122-SB (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.95%	I/F I/O	08/16/2043	667,372
15,718,158	Government National Mortgage Association, Series 2013-169-SE (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.90%	I/F I/O	11/16/2043	3,135,018
5,650,865	Government National Mortgage Association, Series 2014-102-TS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.45%	I/F I/O	07/20/2044	1,013,760
4,741,824	Government National Mortgage Association, Series 2014-118-PS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.05%	I/F I/O	08/20/2044	853,770
4,149,096	Government National Mortgage Association, Series 2014-118-SA (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.05%	I/F I/O	08/20/2044	747,048

Total US Government and Agency Mortgage Backed Obligations (Cost $2,193,280,733)					2,294,386,058

US Government and Agency Obligations - 17.8%
14,300,000	United States Treasury Notes	0.25%		11/15/2023	14,340,219
109,900,000	United States Treasury Notes	2.13%		09/30/2024	117,648,808
109,000,000	United States Treasury Notes	2.25%		10/31/2024	117,358,086
67,100,000	United States Treasury Notes	2.75%		02/28/2025	73,962,023
107,550,000	United States Treasury Notes	3.00%		09/30/2025	121,027,359
230,850,000	United States Treasury Notes	0.38%		11/30/2025	231,138,563
18,300,000	United States Treasury Notes	2.63%		01/31/2026	20,381,625
90,300,000	United States Treasury Notes	2.25%		03/31/2026	99,033,703
107,500,000	United States Treasury Notes	1.63%		10/31/2026	114,638,672
129,000,000	United States Treasury Notes	0.50%		06/30/2027	128,440,664
17,550,000	United States Treasury Notes	0.50%		10/31/2027	17,407,406
109,900,000	United States Treasury Notes	2.25%		11/15/2027	121,995,439
320,300,000	United States Treasury Notes	0.63%		11/30/2027	320,149,859
15,000,000	United States Treasury Notes	0.63%		05/15/2030	14,657,813
152,200,000	United States Treasury Notes	0.88%		11/15/2030	151,629,250
67,700,000	United States Treasury Notes	4.75%		02/15/2037	103,118,207
125,400,000	United States Treasury Notes	1.13%		08/15/2040	118,561,781
8,600,000	United States Treasury Notes	2.75%		11/15/2042	10,640,149
73,600,000	United States Treasury Notes	2.75%		11/15/2047	92,204,125
104,700,000	United States Treasury Notes	1.63%		11/15/2050	104,102,883

Total US Government and Agency Obligations (Cost $2,027,354,782)					2,092,436,634

Affiliated Mutual Funds - 10.1%
60,545,035	DoubleLine Global Bond Fund (Class I)				653,280,932
45,674,545	DoubleLine Infrastructure Income Fund (Class I)				485,063,666
5,000,000	DoubleLine Long Duration Total Return Bond Fund (Class I)				53,000,000

Total Affiliated Mutual Funds (Cost $1,122,958,174)					1,191,344,598

Common Stocks - 0.0%
72,582	Foresight Equity * Þ				1,270,904
135,690	Frontera Energy Corporation				350,080
39,969	McDermott International Ltd. *				32,375
23,644	Oasis Petroleum, Inc.*				876,247
24,339	Tapstone Energy Holdings III LLC * Þ				83,483
9,463	Weatherford International PLC *				56,778
37,825	Whiting Petroleum Corporation *				945,625

Total Common Stocks (Cost $14,999,447)					3,615,492

Warrants - 0.0%
995,158	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00* Þ				0

Total Warrants (Cost $–)					0

Short Term Investments - 4.7%
175,421,290	First American Government Obligations Fund - Class U	0.04%	◆		175,421,290
175,431,097	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03%	◆		175,431,097
175,431,097	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03%	◆		175,431,097
20,000,000	United States Treasury Bills	0.00%		03/25/2021	19,997,111
9,750,000	United States Treasury Bills	0.00%		05/06/2021	9,747,605

Total Short Term Investments (Cost $556,026,875)					556,028,200

Total Investments - 103.1% (Cost $11,783,065,418)					12,146,725,020
Liabilities in Excess of Other Assets - (3.1)%					(364,838,490)

NET ASSETS - 100.0%					$11,781,886,530

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2020.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2020.

Þ	Value determined using significant unobservable inputs.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

†	Perpetual Maturity

I/O	Interest only security

P/O	Principal only security

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of December 31, 2020.

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

>

This U.S. Agency bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2020.

*	Non-income producing security

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2020.

&	Unfunded or partially unfunded loan commitment. At December 31, 2020, the value of these securities amounted to $223,197 or 0.0% of net assets.

BRL	Brazilian Real

◆	Seven-day yield as of December 31, 2020

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Mortgage Backed Obligations	19.5%
US Government and Agency Obligations	17.8%
US Corporate Bonds	14.2%
Non-Agency Residential Collateralized Mortgage Obligations	10.2%
Affiliated Mutual Funds	10.1%
Foreign Corporate Bonds	8.4%
Non-Agency Commercial Mortgage Backed Obligations	7.9%
Short Term Investments	4.7%
Bank Loans	3.6%
Collateralized Loan Obligations	2.9%
Asset Backed Obligations	2.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.1%
Municipal Bonds	0.1%
Common Stocks	0.0	% ~
Warrants	0.0	% ~
Other Assets and Liabilities	(3.1)%

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Mortgage Backed Obligations	19.5%
US Government and Agency Obligations	17.8%
Non-Agency Residential Collateralized Mortgage Obligations	10.2%
Affiliated Mutual Funds	10.1%
Non-Agency Commercial Mortgage Backed Obligations	7.9%
Short Term Investments	4.7%
Banking	4.3%
Collateralized Loan Obligations	2.9%
Asset Backed Obligations	2.6%
Energy	2.6%
Utilities	2.2%
Healthcare	1.3%
Technology	1.2%
Telecommunications	1.2%
Finance	1.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.2%
Media	1.1%
Pharmaceuticals	0.9%
Food Products	0.9%
Electronics/Electric	0.8%
Insurance	0.7%
Transportation	0.6%
Automotive	0.6%
Retailers (other than Food/Drug)	0.6%
Aerospace & Defense	0.6%
Diversified Manufacturing	0.5%
Real Estate	0.4%
Beverage and Tobacco	0.4%
Business Equipment and Services	0.4%
Chemicals/Plastics	0.4%
Mining	0.4%
Hotels/Motels/Inns and Casinos	0.4%
Food Service	0.3%
Building and Development (including Steel/Metals)	0.3%
Chemical Products	0.3%
Leisure	0.3%
Pulp & Paper	0.2%
Commercial Services	0.2%
Containers and Glass Products	0.2%
Construction	0.2%
Food/Drug Retailers	0.1%
Industrial Equipment	0.1%
Consumer Products	0.1%
Municipal Bonds	0.1%
Environmental Control	0.1%
Financial Intermediaries	0.0	% ~
Conglomerates	0.0	% ~
Cosmetics/Toiletries	0.0	% ~
Other Assets and Liabilities	(3.1)%

	100.0%

~	Represents less than 0.05% of net assets

A summary of the DoubleLine Core Fixed Income Fund’s investments in affiliated mutual funds for the period ended December 31, 2020 is as follows:

Fund	Value at March 31, 2020	Gross Purchases	Gross Sales	Shares Held at December 31, 2020	Value at December 31, 2020	Change in Unrealized for the Period Ended December 31, 2020	Dividend Income Earned in the Period Ended December 31, 2020	Net Realized Gain (Loss) in the Period Ended December 31, 2020
DoubleLine Global Bond Fund (Class I)	$935,717,064	$-	$(330,400,000)	60,545,035	$653,280,932	$45,005,694	$10,325,956	$2,958,174
DoubleLine Infrastructure Income Fund (Class I)	436,648,648	-	-	45,674,545	485,063,666	48,415,018	10,924,596	-
DoubleLine Long Duration Total Return Bond Fund (Class I)	58,750,000	-	-	5,000,000	53,000,000	(5,750,000)	4,867,977	-

	$1,431,115,712	$-	$(330,400,000)	111,219,580	$1,191,344,598	$87,670,712	$26,118,529	$2,958,174

Notes to Schedule of Investments December 31, 2020 (Unaudited)

1.   Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate semi-annual report. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

2.   Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2020:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$2,216,597,323	$526,283,484	$27,388,194	$4,935,513	$234,862,030	$10,852,340

Affiliated Mutual Funds	6,949,998	1,191,344,598	—	7,390,254	49,850,000	—

Exchange Traded Funds and Common Stocks	—	2,261,105	589,524	567,948	230,468	26,130

Total Level 1	2,223,547,321	1,719,889,187	27,977,718	12,893,715	284,942,498	10,878,470

Level 2

US Government and Agency Mortgage Backed Obligations	26,559,193,023	2,294,386,058	—	5,906,205	584,072,299	—

Non-Agency Residential Collateralized Mortgage Obligations	13,358,221,396	1,167,062,542	—	4,666,662	1,127,692,637	—

Non-Agency Commercial Mortgage Backed Obligations	4,501,551,832	926,554,504	—	—	1,030,915,556	—

Asset Backed Obligations	2,199,228,013	307,577,646	—	—	545,852,075	—

US Government and Agency Obligations	1,995,233,779	2,092,436,634	—	—	511,849,973	—

Collateralized Loan Obligations	1,531,233,026	340,370,490	—	—	980,625,025	—

Repurchase Agreements	272,025,000	—	—	—	—	—

Bank Loans	38,000,000	430,123,212	—	—	164,919,465	159,301,930

US Corporate Bonds	—	1,670,464,854	—	—	286,648,628	15,165,749

Foreign Corporate Bonds	—	992,143,048	646,551,876	—	887,607,319	722,050

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	125,162,429	136,906,854	—	121,550,888	—

Other Short Term Investments	—	29,744,716	—	3,198,716	—	—

Municipal Bonds	—	11,534,282	—	—	—	—

Total Level 2	50,454,686,069	10,387,560,415	783,458,730	13,771,583	6,241,733,865	175,189,729

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	338,176,540	37,246,855	—	868,562	—	—

Collateralized Loan Obligations	367,810	—	—	103,881	—	—

Common Stocks	—	1,354,387	—	—	—	1,010,703

Bank Loans	—	623,174	—	—	—	484,103

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	338,544,350	39,275,418	82,503	972,443	—	1,494,806

Total	$53,016,777,740	$12,146,725,020	$811,518,951	$27,637,741	$6,526,676,363	$187,563,005

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$167,702	$—	$—

Total Level 1	—	—	—	167,702	—	—

Level 2

Excess Return Swaps	—	—	—	1,112,840	—	—

Total Level 2	—	—	—	1,112,840	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$1,280,542	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$479,574,345	$13,652,883	$25,344,060	$5,047,587	$4,720,329	$29,477,862

Affiliated Mutual Funds	199,949,999	49,704,525	—	—	—	—

Common Stocks	31,980	438,813	54,821	—	—	—

Total Level 1	679,556,324	63,796,221	25,398,881	5,047,587	4,720,329	29,477,862

Level 2

US Government and Agency Obligations	1,355,739,638	—	—	15,807,902	—	240,658,417

Non-Agency Residential Collateralized Mortgage Obligations	995,550,689	232,091,221	—	—	—	—

Collateralized Loan Obligations	942,473,923	226,630,666	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	899,885,506	159,679,040	—	—	—	—

Foreign Corporate Bonds	610,528,443	123,245,133	187,521,106	—	—	—

US Government and Agency Mortgage Backed Obligations	550,075,127	33,988,341	—	66,976,954	—	—

Asset Backed Obligations	494,540,454	65,467,335	—	—	—	—

Bank Loans	307,789,613	68,657,804	—	—	—	—

US Corporate Bonds	297,122,303	90,064,010	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	72,777,471	17,797,394	51,670,031	—	—	575,873,045

Repurchase Agreements	30,225,000	—	—	—	—	—

Other Short Term Investments	—	—	—	—	125,956,477	1,209,634

Total Level 2	6,556,708,167	1,017,620,944	239,191,137	82,784,856	125,956,477	817,741,096

Level 3

Non-Agency Commercial Mortgage Backed Obligations	6,606,678	1,253,323	—	—	—	—

Common Stocks	1,029,415	297,527	—	—	—	—

Bank Loans	493,066	136,617	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	22,126,717	—	—	—	—

Asset Backed Obligations	—	11,514,169	—	—	—	—

Collateralized Loan Obligations	—	1,208,465	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	8,130,657	36,538,318	4,494	—	—	—

Total	$7,244,395,148	$1,117,955,483	$264,594,512	$87,832,443	$130,676,806	$847,218,958

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$(467,788)	$—	$—

Total Level 1	—	—	—	(467,788)	—	—

Level 2

Excess Return Swaps	1,226,415,228	—	—	—	7,861,164	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	1,226,415,228	—	—	—	7,861,164	—

Level 3	—	—	—	—	—	—

Total	$1,226,415,228	$—	$—	$(467,788)	$7,861,164	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$26,661,510	$445,251	$3,993,701	$3,930,378	$123,357	$7,902,013

Affiliated Mutual Funds	—	—	1,842,000	—	—	—

Total Level 1	26,661,510	445,251	5,835,701	3,930,378	123,357	7,902,013

Level 2

US Corporate Bonds	270,336,752	90,195,450	2,346,779	7,312,889	—	—

Asset Backed Obligations	225,655,901	—	929,589	6,896,450	—	3,288,599

Foreign Corporate Bonds	69,948,706	59,185,574	2,166,756	7,818,351	894,056	—

Bank Loans	6,000,000	—	—	5,531,867	—	—

Commercial Paper	—	73,310,036	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	9,000,373	2,719,410	8,165,737	—	7,934,360

Non-Agency Residential Collateralized Mortgage Obligations	—	—	5,609,643	21,765,707	—	23,194,936

Non-Agency Commercial Mortgage Backed Obligations	—	—	5,256,519	15,262,229	—	21,693,116

Collateralized Loan Obligations	—	—	5,235,545	15,923,625	—	12,368,455

US Government and Agency Obligations	—	—	4,332,365	22,429,345	—	4,272,621

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	507,530	1,524,791	8,936,752	—

Total Level 2	571,941,359	231,691,433	29,104,136	112,630,991	9,830,808	72,752,087

Level 3

Foreign Corporate Bonds	2,692,227	—	—	—	—	—

Asset Backed Obligations	—	—	—	—	—	5,007,529

Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	982,061

Total Level 3	2,692,227	—	—	—	—	5,989,590

Total	$601,295,096	$232,136,684	$34,939,837	$116,561,369	$9,954,165	$86,643,690

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Excess Return Swaps	—	—	4,273,153	(148,740)	—	—

Forward Currency Exchange Contracts	—	—	3,261,870	—	—	—

Total Level 2	—	—	7,535,023	(148,740)	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$7,535,023	$(148,740)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 13/31/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$896,350	$-	$(19,473)	$(8,315)	$-	$-	$-	$-	$868,562	$(19,473)
Collateralized Loan Obligations	72,621	-	31,260	-	-	-	-	-	103,881	31,260

Total	$968,971	$-	$11,787	$(8,315)	$-	$-	$-	$-	$972,443	$11,787

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+		Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$868,562	Market Comparables	Market Quotes	$95.45	($95.45)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$103,881	Market Comparables	Market Quotes	$10.39	($10.39)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases[1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$20,518,003	$(24,780)	$1,548,983	$30,429	$54,723	$(641)	$-	$-	$22,126,717	$1,553,271
Asset Backed Obligations	-	-	(605,156)	-	3,565,000	-	8,554,325	-	11,514,169	-
Non-Agency Commercial Mortgage Backed Obgligations	444,116	(889,765)	676,374	-	-	(230,725)	1,253,323	-	1,253,323	-
Collateralized Loan Obligations	180,404	-	(140,837)	1,438	11,539	-	1,155,921	-	1,208,465	(137,874)
Common Stocks	-	-	-	-	-	-	297,527	-	297,527	-
Bank Loans	-	265	53,747	1,675	81,594	(664)	-	-	136,617	-
Foreign Corporate Bonds	1,500	-	-	-	-	-	-	-	1,500	-

Total	$21,144,023	$(914,280)	$1,533,111	$33,542	$3,712,856	$(232,030)	$11,261,096	$-	$36,538,318	$1,415,397

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$22,126,717	Market Comparables	Market Quotes	$87.90 - $95.45 ($92.27)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$11,514,169	Market Comparables	Market Quotes	$48.97- $3,217.22 ($870.78)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obgligations	$1,253,323	Market Comparables	Yields	38.01% (38.01%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Collateralized Loan Obligations	$1,208,465	Market Comparables	Market Quotes	$20.09-$92.47 ($89.33)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$297,527	Market Comparables	Market Quotes	$3.43- $17.51 ($16.57)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$136,617	Market Comparables	Market Quotes	$99.52-$100.00 ($99.98)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Values	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Foreign Corporate Bonds	$9,904,084	$674,626	$28,596	$(905)	$-	$(7,914,174)	$-	$-	$2,692,227	$232,334

Total	$9,904,084	$674,626	$28,596	$(905)	$-	$(7,914,174)	$-	$-	$2,692,227	$232,334

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$2,692,227	Market Comparables	Market Quotes	$113.25 ($113.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Asset Backed Obligations	$-	$-	$-	$-	$-	$-	$5,007,529	$-	$5,007,529	-
Non-Agency Commercial Mortgage Backed Obligations	1,074,676	-	(101,935)	9,320	-	-	-	-	982,061	(101,935)

Total	$1,074,676	$-	$(101,935)	$9,320	$-	$-	$5,007,529	$-	$5,989,590	$(101,935)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+		Impact to valuation from an increase to input
Asset Backed Obligations	$5,007,529	Market Comparables	Market Quotes	$47.79-$4,437.87	($1,065.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$982,061	Market Comparables	Yields	16.15	% (16.15%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.